Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q3PH

Schedule of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Schedule of Investments 26

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 49.0%
Electric Utilities 26.8%
Alliant Energy Corp. ................................... United States 80,000 $ 4,119,200
American Electric Power Co., Inc. ......................... United States 65,000 5,866,250
Constellation Energy Corp. .............................. United States 21,666 4,706,938
Duke Energy Corp. .................................... United States 40,000 4,142,800
Edison International ................................... United States 36,000 2,766,600
Entergy Corp. ........................................ United States 30,000 3,374,700
Evergy, Inc. .......................................... United States 72,000 3,935,520
Exelon Corp. ......................................... United States 65,000 2,440,750
FirstEnergy Corp. ..................................... United States 61,000 2,455,860
NextEra Energy, Inc. ................................... United States 115,000 9,202,299
Pinnacle West Capital Corp. ............................. United States 25,000 1,971,500
PPL Corp. ........................................... United States 24,500 718,585
Southern Co. (The) .................................... United States 53,000 4,247,420
Xcel Energy, Inc. ...................................... United States 55,000 3,049,750
52,998,172
Independent Power and Renewable Electricity Producers 0.6%
a
Talen Energy Corp. .................................... United States 11,116 1,280,007
Metals & Mining 3.0%
BHP Group Ltd. , ADR .................................. Australia 25,185 1,499,263
Freeport-McMoRan, Inc. ................................ United States 40,380 2,129,238
Newmont Corp. ....................................... United States 26,000 1,090,440
Rio Tinto plc , ADR ..................................... Australia 15,000 1,051,500
South32 Ltd. , ADR .................................... Australia 10,074 133,178
5,903,619
Multi-Utilities 16.8%
CenterPoint Energy, Inc. ................................ United States 122,800 3,746,628
CMS Energy Corp. .................................... United States 78,000 4,908,540
Consolidated Edison, Inc. ............................... United States 35,000 3,309,250
Dominion Energy, Inc. .................................. United States 65,000 3,504,800
DTE Energy Co. ...................................... United States 30,000 3,495,900
NiSource, Inc. ........................................ United States 60,000 1,743,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 3,409,200
Sempra ............................................. United States 90,000 6,932,700
WEC Energy Group, Inc. ................................ United States 28,000 2,268,840
33,319,458
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. .................................. United States 245 1,544
Birch Permian Holdings, Inc. ............................. United States 32,490 280,226
California Resources Corp. .............................. United States 27 1,278
Chesapeake Energy Corp. .............................. United States 1,871 170,130
DT Midstream, Inc. .................................... United States 15,000 1,006,200
Enbridge, Inc. ........................................ Canada 39,360 1,439,789
Woodside Energy Group Ltd. , ADR ........................ Australia 9,101 168,369
3,067,536
Pharmaceuticals 0.2%
a
Endo, Inc. ........................................... United States 8,510 241,118
a,b
Endo, Inc. , 144A ...................................... United States 2,849 80,722
321,840
Total Common Stocks (Cost $ 38,193,735 ) ......................................
96,890,632

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II , 5.1% .................................... United States 27,500 $ 538,450
Total Preferred Stocks (Cost $ 598,125 ) .........................................
538,450
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp. , 10/27/24 ...................... United States 64 763
Total Warrants (Cost $ – ) ......................................................
763
Principal
Amount
*
Corporate Bonds 74.4%
Aerospace & Defense 0.5%
b,c
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ............. Canada 900,000 904,407
Automobile Components 3.1%
b,d
Adient Global Holdings Ltd.,
Senior Note , 144A, 8.25% , 4/15/31 ...................... United States 700,000 729,759
Senior Secured Note , 144A, 7% , 4/15/28 .................. United States 400,000 408,740
b
Allison Transmission, Inc.,
Senior Bond , 144A, 3.75% , 1/30/31 ...................... United States 300,000 260,224
Senior Note , 144A, 4.75% , 10/01/27 ..................... United States 600,000 579,108
b,d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 1,400,000 1,211,095
b
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note , 144A,
7.75% , 5/31/32 ..................................... United States 700,000 705,199
d
Goodyear Tire & Rubber Co. (The),
Senior Note , 9.5% , 5/31/25 ............................ United States 900,000 902,861
Senior Note , 5% , 7/15/29 ............................. United States 600,000 552,385
b,d
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% , 4/23/30 Germany 700,000 709,078
6,058,449
Automobiles 0.5%
b,d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,100,000 1,050,451
Beverages 0.3%
b,d
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 642,488
Biotechnology 0.4%
b
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 542,025
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 .............. Spain 400,000 348,383
890,408
Building Products 2.6%
b,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 499,495
b,d
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 600,000 629,594
b
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 244,320
b,d
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 500,382
b,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 900,000 902,693
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 500,000 496,994

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................... United States 1,200,000 $ 1,264,523
b
Standard Industries, Inc.,
d
Senior Bond , 144A, 4.75% , 1/15/28 ...................... United States 500,000 476,712
Senior Bond , 144A, 4.375% , 7/15/30 ..................... United States 100,000 89,315
5,104,028
Capital Markets 0.7%
b,d
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 398,286
b,d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 500,000 463,896
b
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 500,000 512,085
1,374,267
Chemicals 2.9%
b,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 257,209 5,137
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 223,232
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 516,909
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 200,000 182,171
b,d
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,445,714
b,d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,001,753
b,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 220,500 181,667
b,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 1,200,000 1,281,382
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,000 32,434
b,d
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 923,138
5,793,537
Commercial Services & Supplies 2.1%
b,d
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 1,200,000 1,197,455
b,d
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 760,260
b,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 .............. United States 500,000 474,578
b,d
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 551,017
b,d
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,090,727
4,074,037
Communications Equipment 0.4%
b
CommScope, Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 648,463
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 200,000 136,531
784,994
Construction & Engineering 0.5%
b,d
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 278,996
b,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 764,124
1,043,120
Consumer Finance 2.4%
b
Encore Capital Group, Inc.,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............... United States 600,000 625,167
Senior Secured Note , 144A, 8.5% , 5/15/30 ................ United States 400,000 400,813
b,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 1,100,000 1,092,176

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Macquarie Airfinance Holdings Ltd.,
Senior Note , 144A, 6.4% , 3/26/29 ....................... United Kingdom 100,000 $ 101,137
Senior Note , 144A, 6.5% , 3/26/31 ....................... United Kingdom 200,000 203,269
d
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............ United States 1,400,000 1,470,662
b,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 844,656
4,737,880
Consumer Staples Distribution & Retail 0.7%
b,d
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 800,000 714,198
b,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ........... United States 700,000 713,123
1,427,321
Containers & Packaging 3.6%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.,
Senior Note , 144A, 5.25% , 8/15/27 ...................... United States 600,000 353,130
d
Senior Secured Note , 144A, 5.25% , 4/30/25 ............... United States 800,000 788,368
b,d
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 300,000 305,526
b,d
Mauser Packaging Solutions Holding Co.,
Secured Note , 144A, 9.25% , 4/15/27 ..................... United States 1,500,000 1,495,171
Senior Secured Note , 144A, 7.875% , 4/15/27 .............. United States 1,000,000 1,020,110
b,d
Owens-Brockway Glass Container, Inc.,
Senior Note , 144A, 6.625% , 5/13/27 ..................... United States 375,000 372,627
Senior Note , 144A, 7.25% , 5/15/31 ...................... United States 800,000 798,290
b
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 278,576
b,d
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,121,056
b,d
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 499,339
7,032,193
Distributors 0.6%
b,c
Gates Corp. (The) , Senior Note , 144A, 6.875% , 7/01/29 ........ United States 400,000 404,341
b,d
Ritchie Bros Holdings, Inc.,
Senior Note , 144A, 7.75% , 3/15/31 ...................... Canada 500,000 522,524
Senior Secured Note , 144A, 6.75% , 3/15/28 ............... Canada 300,000 303,373
1,230,238
Diversified Consumer Services 0.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ...... United States 800,000 720,704
b
Wand NewCo 3, Inc. , Senior Secured Note , 144A, 7.625% , 1/30/32 United States 600,000 615,326
1,336,030
Diversified REITs 1.1%
b,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 696,387
b,d
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 780,443
b,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 663,194
2,140,024
Diversified Telecommunication Services 1.9%
b
CCO Holdings LLC / CCO Holdings Capital Corp.,
d
Senior Bond , 144A, 5.375% , 6/01/29 ..................... United States 500,000 448,271
d
Senior Bond , 144A, 4.5% , 8/15/30 ....................... United States 1,700,000 1,413,892
Senior Bond , 144A, 4.25% , 2/01/31 ...................... United States 200,000 161,364
b,d
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 792,988

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 $ 923,054
3,739,569
Electric Utilities 0.7%
b
Vistra Operations Co. LLC,
Senior Note , 144A, 5.625% , 2/15/27 ..................... United States 600,000 590,751
d
Senior Note , 144A, 4.375% , 5/01/29 ..................... United States 400,000 370,579
Senior Note , 144A, 7.75% , 10/15/31 ..................... United States 100,000 103,974
Senior Note , 144A, 6.875% , 4/15/32 ..................... United States 400,000 402,865
1,468,169
Electrical Equipment 0.8%
d
Regal Rexnord Corp.,
Senior Note , 6.3% , 2/15/30 ............................ United States 500,000 512,081
Senior Note , 6.4% , 4/15/33 ............................ United States 400,000 411,961
b,d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 742,144
1,666,186
Electronic Equipment, Instruments & Components 0.4%
b,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 453,322
b
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .... United States 300,000 302,183
755,505
Energy Equipment & Services 2.1%
b,d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 920,488
b,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 700,000 711,128
b,d
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 601,925
b
Nabors Industries, Inc. , Senior Note , 144A, 9.125% , 1/31/30 ..... United States 300,000 310,010
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 ....... United States 300,000 295,831
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 100,000 104,027
b
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 720,000 751,640
b,d
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 500,000 517,346
4,212,395
Entertainment 0.4%
b,d
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 800,000 818,435
Financial Services 2.7%
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ........................................... United States 300,000 303,271
b
GGAM Finance Ltd.,
Senior Note , 144A, 8% , 2/15/27 ........................ Ireland 200,000 205,919
Senior Note , 144A, 8% , 6/15/28 ........................ Ireland 700,000 725,239
b
Jefferson Capital Holdings LLC,
Senior Note , 144A, 6% , 8/15/26 ........................ United States 600,000 594,432
Senior Note , 144A, 9.5% , 2/15/29 ....................... United States 1,300,000 1,338,219
b,d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 1,100,000 1,017,866
b
PRA Group, Inc.,
Senior Note , 144A, 8.375% , 2/01/28 ..................... United States 600,000 596,734
Senior Note , 144A, 5% , 10/01/29 ....................... United States 300,000 254,659
Senior Note , 144A, 8.875% , 1/31/30 ..................... United States 400,000 396,010
5,432,349

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.5%
b
Chobani LLC / Chobani Finance Corp., Inc.,
Senior Note , 144A, 7.625% , 7/01/29 ..................... United States 200,000 $ 203,993
d
Senior Secured Note , 144A, 4.625% , 11/15/28 ............. United States 800,000 755,049
b
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 195,626
d
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ........... United States 1,100,000 1,162,869
b,d
Post Holdings, Inc.,
Senior Bond , 144A, 5.625% , 1/15/28 ..................... United States 300,000 293,372
Senior Bond , 144A, 4.625% , 4/15/30 ..................... United States 400,000 363,477
2,974,386
Ground Transportation 0.8%
b,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 811,730
b,d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 700,000 713,302
1,525,032
Health Care Equipment & Supplies 0.7%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 400,000 407,500
b,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 500,000 471,726
b,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 400,000 429,362
1,308,588
Health Care Providers & Services 3.2%
d
Centene Corp.,
Senior Bond , 2.5% , 3/01/31 ............................ United States 500,000 407,846
Senior Note , 2.45% , 7/15/28 ........................... United States 500,000 441,293
Senior Note , 2.625% , 8/01/31 .......................... United States 500,000 407,260
b
CHS/Community Health Systems, Inc.,
Secured Note , 144A, 6.125% , 4/01/30 .................... United States 500,000 357,020
Senior Secured Note , 144A, 6% , 1/15/29 .................. United States 300,000 268,916
Senior Secured Note , 144A, 10.875% , 1/15/32 ............. United States 500,000 517,247
b,d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,075,893
b,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 1,000,000 915,125
b
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 71,120
b
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,000,000 595,877
d
Tenet Healthcare Corp.,
Senior Secured Note , 6.125% , 6/15/30 ................... United States 700,000 694,687
b
Senior Secured Note , 144A, 6.75% , 5/15/31 ............... United States 500,000 505,204
6,257,488
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 181,780
Hotel & Resort REITs 0.7%
b,d
RHP Hotel Properties LP / RHP Finance Corp.,
Senior Note , 144A, 7.25% , 7/15/28 ...................... United States 300,000 306,675
Senior Note , 144A, 6.5% , 4/01/32 ....................... United States 1,100,000 1,093,988
1,400,663
Hotels, Restaurants & Leisure 4.9%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 400,000 348,341
b,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 —
b
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 800,000 819,404

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b,d
Caesars Entertainment, Inc.,
Senior Secured Note , 144A, 7% , 2/15/30 .................. United States 300,000 $ 303,428
Senior Secured Note , 144A, 6.5% , 2/15/32 ................ United States 800,000 791,581
b,d
Carnival Corp.,
Senior Note , 144A, 7.625% , 3/01/26 ..................... United States 200,000 201,210
Senior Note , 144A, 5.75% , 3/01/27 ...................... United States 1,500,000 1,473,311
b,d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 433,306
b,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,300,000 1,149,983
b
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 295,157
b
Royal Caribbean Cruises Ltd.,
d
Senior Note , 144A, 5.5% , 8/31/26 ....................... United States 500,000 492,949
Senior Note , 144A, 6.25% , 3/15/32 ...................... United States 300,000 298,820
b,d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. , Senior
Secured Note , 144A, 6.625% , 5/01/32 .................... United States 1,000,000 1,001,354
b,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 400,000 372,746
b
Viking Cruises Ltd.,
Senior Note , 144A, 5.875% , 9/15/27 ..................... United States 300,000 293,105
d
Senior Note , 144A, 7% , 2/15/29 ........................ United States 600,000 601,571
b,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 800,000 821,929
9,698,195
Household Durables 2.2%
b,d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,349,103
b,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 500,000 514,053
b,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 800,000 831,130
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................ United States 600,000 524,514
b,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,196,236
4,415,036
Independent Power and Renewable Electricity Producers 1.7%
b,d
Calpine Corp.,
Senior Bond , 144A, 5% , 2/01/31 ........................ United States 900,000 831,884
Senior Note , 144A, 4.625% , 2/01/29 ..................... United States 700,000 651,207
b
Clearway Energy Operating LLC,
d
Senior Bond , 144A, 3.75% , 1/15/32 ...................... United States 400,000 340,765
Senior Note , 144A, 4.75% , 3/15/28 ...................... United States 400,000 380,560
Senior Note , 144A, 3.75% , 2/15/31 ...................... United States 300,000 262,014
b
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 886,989
3,353,419
Insurance 0.9%
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
Senior Note , 144A, 6.75% , 10/15/27 ..................... United States 300,000 294,312
Senior Secured Note , 144A, 7% , 1/15/31 .................. United States 500,000 501,635
b,d
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 900,000 973,155
1,769,102
IT Services 1.5%
b,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 436,496

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ........................................... United States 600,000 $ 608,430
b
Gartner, Inc.,
d
Senior Note , 144A, 4.5% , 7/01/28 ....................... United States 500,000 476,496
Senior Note , 144A, 3.625% , 6/15/29 ..................... United States 200,000 180,919
d
Senior Note , 144A, 3.75% , 10/01/30 ..................... United States 300,000 265,197
b,d
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 917,657
2,885,195
Life Sciences Tools & Services 0.5%
b,d
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 1,000,000 1,000,747
Machinery 1.6%
b,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,173,609
b,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 800,000 854,014
b
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 600,000 602,125
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................ United States 600,000 597,491
3,227,239
Media 2.3%
b
Clear Channel Outdoor Holdings, Inc.,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 300,000 259,060
d
Senior Note , 144A, 7.5% , 6/01/29 ....................... United States 500,000 411,000
d
Senior Secured Note , 144A, 5.125% , 8/15/27 .............. United States 400,000 378,232
d
Senior Secured Note , 144A, 9% , 9/15/28 .................. United States 500,000 520,851
b
CSC Holdings LLC,
Senior Bond , 144A, 3.375% , 2/15/31 ..................... United States 300,000 175,999
d
Senior Note , 144A, 11.25% , 5/15/28 ..................... United States 700,000 565,530
Senior Note , 144A, 11.75% , 1/31/29 ..................... United States 500,000 397,667
b,f
Diamond Sports Group LLC / Diamond Sports Finance Co.,
Senior Note , 144A, 6.625% , 8/15/27 ..................... United States 700,000 13,300
Senior Secured Note , 144A, 5.375% , 8/15/26 .............. United States 800,000 15,200
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 187,960
b,d
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 426,611
b
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 181,666
b
Outfront Media Capital LLC / Outfront Media Capital Corp.,
Senior Bond , 144A, 4.625% , 3/15/30 ..................... United States 100,000 88,997
Senior Note , 144A, 5% , 8/15/27 ........................ United States 100,000 96,106
b,d
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 390,265
b,d
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 537,682
4,646,126
Metals & Mining 1.5%
d
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ...................... United States 700,000 717,314
d
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 700,000 617,627
b,d
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 540,239
b,d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 444,275
b
Novelis Corp.,
Senior Bond , 144A, 3.875% , 8/15/31 ..................... United States 100,000 85,708
Senior Note , 144A, 3.25% , 11/15/26 ..................... United States 100,000 93,451
b,d
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 539,776
3,038,390

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.8%
b,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,500,000 $ 1,254,827
b
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 271,432
1,526,259
Oil, Gas & Consumable Fuels 9.5%
b
Antero Resources Corp.,
Senior Note , 144A, 7.625% , 2/01/29 ..................... United States 166,000 171,117
d
Senior Note , 144A, 5.375% , 3/01/30 ..................... United States 700,000 670,421
b,d
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
Senior Note , 144A, 8.125% , 1/15/27 ..................... United States 900,000 850,314
Senior Secured Note , 144A, 9.25% , 7/15/29 ............... United States 800,000 828,000
Cheniere Energy Partners LP,
Senior Note , 4.5% , 10/01/29 ........................... United States 500,000 475,512
d
Senior Note , 4% , 3/01/31 ............................. United States 700,000 631,333
b
Chesapeake Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ... United States 500,000 501,660
b,d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 500,000 517,965
b,d
Civitas Resources, Inc.,
Senior Note , 144A, 8.375% , 7/01/28 ..................... United States 700,000 735,516
Senior Note , 144A, 8.75% , 7/01/31 ...................... United States 700,000 748,205
b,d
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 296,127
b
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 300,000 274,572
b,d
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 817,750
b
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 102,234
b,d
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 285,386
b
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 489,739
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 505,958
b
Hilcorp Energy I LP / Hilcorp Finance Co.,
Senior Bond , 144A, 6% , 2/01/31 ........................ United States 200,000 191,300
d
Senior Note , 144A, 6% , 4/15/30 ........................ United States 300,000 289,730
d
Senior Note , 144A, 8.375% , 11/01/33 .................... United States 700,000 749,314
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 400,000 390,085
b,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,938,784
b,d
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 700,000 699,073
e,f,g,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 —
b
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 200,000 205,622
b
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............... United States 500,000 512,245
Sunoco LP / Sunoco Finance Corp.,
Senior Note , 6% , 4/15/27 ............................. United States 500,000 495,979
Senior Note , 4.5% , 5/15/29 ............................ United States 200,000 183,713
b,d
Venture Global Calcasieu Pass LLC,
Senior Secured Bond , 144A, 4.125% , 8/15/31 .............. United States 300,000 265,141
Senior Secured Note , 144A, 3.875% , 8/15/29 .............. United States 300,000 270,407
Senior Secured Note , 144A, 6.25% , 1/15/30 ............... United States 400,000 401,240
b
Venture Global LNG, Inc.,
d
Senior Secured Note , 144A, 8.125% , 6/01/28 .............. United States 600,000 613,620
Senior Secured Note , 144A, 9.5% , 2/01/29 ................ United States 500,000 542,573
d
Senior Secured Note , 144A, 8.375% , 6/01/31 .............. United States 500,000 515,959
b,d
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 700,000 723,585
Vital Energy, Inc. ,
Senior Note , 9.75% , 10/15/30 .......................... United States 400,000 437,826

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc., (continued)
b
Senior Note , 144A, 7.875% , 4/15/32 ..................... United States 500,000 $ 508,018
18,836,023
Paper & Forest Products 0.2%
b
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 325,248
Passenger Airlines 0.8%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 466,667 462,548
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 681,910
b
United Airlines, Inc.,
Senior Secured Note , 144A, 4.375% , 4/15/26 .............. United States 100,000 96,419
d
Senior Secured Note , 144A, 4.625% , 4/15/29 .............. United States 300,000 277,524
1,518,401
Personal Care Products 0.3%
b,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........ United States 600,000 604,715
Pharmaceuticals 1.2%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 305,000 295,033
b
Bausch Health Cos., Inc.,
Secured Note , 144A, 14% , 10/15/30 ..................... United States 107,000 81,855
Senior Secured Note , 144A, 11% , 9/30/28 ................. United States 542,000 474,250
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ........................................... United States 200,000 205,254
g
Par Pharmaceutical, Inc. , Zero Cpn., 4/01/27 ................. United States 225,000 —
d
Teva Pharmaceutical Finance Netherlands III BV,
Senior Note , 4.75% , 5/09/27 ........................... Israel 600,000 577,260
Senior Note , 7.875% , 9/15/29 .......................... Israel 300,000 320,202
Senior Note , 8.125% , 9/15/31 .......................... Israel 300,000 329,706
2,283,560
Real Estate Management & Development 0.7%
b,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 10.5% , 1/15/28 ................................. United States 335,834 345,849
b,d
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 477,244
b,d
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 500,000 526,758
1,349,851
Software 1.1%
b,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 600,000 579,281
b,d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 741,302
b,d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 927,943
2,248,526
Specialized REITs 0.5%
b,d
Iron Mountain, Inc.,
Senior Bond , 144A, 5.625% , 7/15/32 ..................... United States 300,000 280,179
Senior Note , 144A, 7% , 2/15/29 ........................ United States 700,000 709,965
990,144
Specialty Retail 1.4%
b,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 648,000 687,747

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 $ 606,427
b,d
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 300,000 264,581
b
Michaels Cos., Inc. (The),
Senior Note , 144A, 7.875% , 5/01/29 ..................... United States 600,000 408,684
Senior Secured Note , 144A, 5.25% , 5/01/28 ............... United States 300,000 243,640
d
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............ United States 700,000 660,045
2,871,124
Textiles, Apparel & Luxury Goods 0.2%
b,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 400,000 408,728
Trading Companies & Distributors 1.2%
b,d
EquipmentShare.com, Inc.,
Secured Note , 144A, 9% , 5/15/28 ....................... United States 800,000 826,350
Secured Note , 144A, 8.625% , 5/15/32 .................... United States 600,000 622,090
b,d
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 538,608
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 ... United States 400,000 401,964
2,389,012
Wireless Telecommunication Services 0.3%
b
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 556,443
Digicel Group Holdings Ltd.,
Zero Cpn., 11/17/33 ................................. Bermuda 27,004 1,423
557,866
Total Corporate Bonds (Cost $ 159,263,068 ) .....................................
147,307,323
Senior Floating Rate Interests 0.1%
Media 0.1%
Diamond Sports Group LLC ,
f,i
First Lien, CME Term Loan , 15.413% , ( 1-month SOFR + 10% ),
5/26/26 ........................................... United States 70,724 66,967
e
First Lien, Debtor-In-Possession Term Loan , PIK, 5% , 12/02/24 . United States 83,592 120,778
187,745
a a a a a a
Total Senior Floating Rate Interests (Cost $ 149,840 ) ............................
187,745
j
Marketplace Loans 3.3%
g
Financial Services 3.3%
a a a a a a
Total Marketplace Loans (Cost $ 7,337,185 ) .....................................
6,433,424
Asset-Backed Securities 0.1%
Financial Services 0.1%
b ,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 14.076% , 8/15/44 ................ United States 11,990 11,547
2019-31 , PT , 144A, FRN , 15.745% , 9/15/44 ................ United States 12,559 11,840
2019-37 , PT , 144A, FRN , 17.165% , 10/17/44 ............... United States 15,918 15,266
2019-42 , PT , 144A, FRN , 14.425% , 11/15/44 ............... United States 13,556 12,900
2019-51 , PT , 144A, FRN , 15.653% , 1/15/45 ................ United States 22,700 21,631
2019-52 , PT , 144A, FRN , 15.479% , 1/15/45 ................ United States 16,873 16,053
2019-S3 , PT , 144A, FRN , 12.981% , 6/15/44 ................ United States 466 451
2019-S4 , PT , 144A, FRN , 9.472% , 8/15/44 ................. United States 4,210 4,149
2019-S5 , PT , 144A, FRN , 8.918% , 9/15/44 ................. United States 8,750 8,421
2019-S6 , PT , 144A, FRN , 10.326% , 10/17/44 ............... United States 12,194 11,609
2019-S7 , PT , 144A, FRN , 8.645% , 12/15/44 ................ United States 8,536 8,121
2019-S8 , PT , 144A, FRN , 7.582% , 1/15/45 ................. United States 11,562 10,946

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 31 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,k
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2020-2 , PT , 144A, FRN , 14.086% , 3/15/45 ................. United States 19,260 $ 18,241
2020-7 , PT , 144A, FRN , 15.373% , 4/17/45 ................. United States 11,705 10,927
b ,k
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 10.558% , 3/15/26 ................ United States 10,313 9,185
2020-PT2 , A , 144A, FRN , 12.371% , 4/15/26 ................ United States 13,641 12,590
2020-PT3 , A , 144A, FRN , 2.553% , 5/15/26 ................. United States 2,587 2,172
b,k
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 8.768% ,
2/15/26 . ........................................... United States 10,628 10,466
196,515
a a a a a a
Total Asset-Backed Securities (Cost $ 198,419 ) .................................
196,515
Shares
a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 34,125
a,g
Endo DAC, Escrow Account ............................. United States 302,000 —
a,g
Endo DAC, Escrow Account ............................. United States 389,000 —
a,g
Endo, Inc., Escrow Account .............................. Luxembourg 500,000 —
Total Escrows and Litigation Trusts (Cost $ 48,985 ) ..............................
34,125
Total Long Term Investments (Cost $ 205,789,357 ) ...............................
251,588,977
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 5,144,345 5,144,345
Total Money Market Funds (Cost $ 5,144,345 ) ...................................
5,144,345
Total Short Term Investments (Cost $ 5,144,345 ) .................................
5,144,345
a
Total Investments (Cost $ 210,933,702 ) 129.8% ..................................
$256,733,322
Credit Facility (30.3) % ........................................................
(60,000,000)
Other Assets, less Liabilities 0.5% .............................................
1,132,404
Net Assets 100.0% ...........................................................
$197,865,726
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $132,852,395, representing 67.1% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

h
See Note 3 regarding restricted securities.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 4 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments (unaudited), May 31, 2024
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2024, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 3.3%
Freedom Financial Asset Management LLC
APP-15125689.FP.FTS.B, 5.99%, 7/15/24 . $ 417 $ 418
APP-15089870.FP.FTS.B, 20.99%, 7/27/24 989 995
APP-10084299.FP.FTS.B, 16.49%, 8/11/24 1,986 1,582
APP-10849903.FP.FTS.B, 11.24%, 10/16/24 4,483 4,506
APP-11139281.FP.FTS.B, 8.49%, 11/01/24 2,541 2,549
APP-11106155.FP.FTS.B, 12.74%, 11/01/24 4,099 4,117
APP-11021958.FP.FTS.B, 12.24%, 12/10/24 2,644 2,657
APP-11021643.FP.FTS.B, 10.49%, 12/14/24 3,352 3,369
APP-10836612.FP.FTS.B, 21.49%, 12/15/24 3,028 3,072
APP-1169 3890.FP.FTS.B, 13.24%, 12/17/24 9,063 9,108
APP-11007940.FP.FTS.B, 10.49%, 12/19/24 2,737 2,756
APP-10839343.FP.FTS.B, 13.99%, 12/19/24 1,850 1,861
APP-11799520.FP.FTS.B, 16.99%, 12/25/24 2,638 2,659
APP-11681583.FP.FTS.B, 16.99%, 1/30/25 3,943 459
APP-10844126.FP.FTS.B, 23.99%, 1/30/25 7,316 759
APP-11766706.FP.FTS.B, 23.99%, 2/02/25 2,522 2,540
APP-11694349.FP.FTS.B, 14.24%, 2/07/25 8,936 9,006
APP-11862313.FP.FTS.B, 16.49%, 2/11/25 1,747 1,750
APP-12413621.FP.FTS.B, 15.49%, 3/01/25 9,800 1,024
APP-12394118.FP.FTS.B, 17.74%, 3/10/25 6,521 6,659
APP-12410877.FP.FTS.B, 13.74%, 3/15/25 7,769 7,814
APP-13323354.FP.FTS.B, 10.09%, 5/18/25 5,602 5,654
APP-14953979.FP.FTS.B, 7.74%, 7/13/25 . 12,197 12,293
APP-15094222.FP.FTS.B, 10.24%, 7/14/25 9,924 9,998
APP-15084327.FP.FTS.B, 10.74%, 7/14/25 7,833 7,909
APP-15090883.FP.FTS.B, 25.49%, 7/14/25 1,075 1,065
APP-15034726.FP.FTS.B, 25.49%, 7/25/25 4,307 4,373
APP-10111431.FP.FTS.B, 10.99%, 9/15/25 8,091 8,197
APP-10140977.FP.FTS.B, 24.99%, 9/15/25 4,580 4,806
APP-10091198.FP.FTS.B, 15.49%, 9/24/25 2,400 2,413
APP-11022514.FP.FTS.B, 18.49%, 10/26/25 7,341 7,597
APP-10578403.FP.FTS.B, 15.99%, 10/30/25 8,238 8,510
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 6,914 7,002
APP-10841976.FP.FTS.B, 10.99%, 11/28/25 5,106 5,156
APP-11105408.FP.FTS.B, 10.99%, 12/14/25 5,164 5,238
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 8,892 9,008
APP-11022500.FP.FTS.B, 17.99%, 12/16/25 5,752 5,944
APP-11579320.FP.FTS.B, 16.99%, 12/20/25 9,820 10,332
APP-10868780.FP.FTS.B, 14.49%, 1/02/26 14,612 15,053
APP-11798391.FP.FTS.B, 18.49%, 1/04/26 5,097 5,231
APP-11733010.FP.FTS.B, 15.74%, 1/28/26 14,820 15,223
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 7,180 7,289
APP-11757188.FP.FTS.B, 18.24%, 2/02/26 8,119 8,146
APP-11757063.FP.FTS.B, 17.99%, 2/05/26 10,252 10,589
APP-11799488.FP.FTS.B, 16.99%, 2/28/26 11,230 1,191
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 18,720 19,273
APP-12246304.FP.FTS.B, 18.24%, 3/08/26 17,223 17,808
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 7,283 7,416
APP-12419810.FP.FTS.B, 15.74%, 3/20/26 19,840 20,472
APP-12270812.FP.FTS.B, 16.99%, 3/22/26 6,579 6,775
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 12,314 1,339
APP-13524997.FP.FTS.B, 10.59%, 3/25/26 8,116 8,232
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 8,146 8,259
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 21,410 21,748
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 5,647 5,749
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 12,264 12,425
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15112645.FP.FTS.B, 16.99%, 7/15/26 $ 12,039 $ 12,413
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 12,287 12,623
APP-15107872.FP.FTS.B, 20.49%, 7/15/26 8,773 9,096
APP-15064308.FP.FTS.B, 22.49%, 7/15/26 13,753 14,232
APP-15065994.FP.FTS.B, 17.74%, 7/20/26 28,940 29,634
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 10,079 10,328
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 6,213 6,371
APP-15073340.FP.FTS.B, 15.99%, 7/25/26 6,058 6,169
APP-14860724.FP.FTS.B, 20.99%, 7/26/26 12,028 12,485
APP-15111841.FP.FTS.B, 7.84%, 7/28/26 . 18,330 5,617
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 18,115 18,668
APP-15053675.FP.FTS.B, 10.99%, 7/30/26 7,622 7,757
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 10,473 10,643
APP-10140897.FP.FTS.B, 16.99%, 8/12/26 11,645 11,881
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 12,557 13,026
APP-13256383.FP.FTS.B, 7.99%, 9/18/26 . 21,455 21,797
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 4,516 4,705
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 18,484 18,804
APP-10112510.FP.FTS.B, 16.49%, 9/25/26 7,081 7,260
APP-09931612.FP.FTS.B, 14.24%, 10/03/26 8,933 9,064
APP-10838239.FP.FTS.B, 12.49%, 10/12/26 18,079 18,375
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 13,917 14,151
APP-10704368.FP.FTS.B, 14.99%, 10/16/26 11,014 11,251
APP-10745909.FP.FTS.B, 17.99%, 10/16/26 29,603 30,231
APP-10829192.FP.FTS.B, 18.99%, 10/16/26 14,647 15,181
APP-10852939.FP.FTS.B, 16.49%, 10/17/26 143 143
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 6,050 6,332
APP-10384953.FP.FTS.B, 19.99%, 11/02/26 9,939 10,280
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 12,615 12,812
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 2,804 2,823
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 14,731 15,226
APP-10859032.FP.FTS.B, 9.99%, 11/21/26 8,586 8,740
APP-10842381.FP.FTS.B, 12.49%, 11/21/26 19,958 20,309
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 16,074 16,396
APP-10670975.FP.FTS.B, 21.49%, 11/30/26 9,803 10,351
APP-10224478.FP.FTS.B, 20.49%, 12/02/26 16,994 17,622
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 7,570 7,887
APP-11008022.FP.FTS.B, 11.99%, 12/13/26 8,342 8,489
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 23,233 24,289
APP-11116084.FP.FTS.B, 19.49%, 12/19/26 5,240 5,251
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 11,400 11,872
APP-11091099.FP.FTS.B, 9.99%, 12/20/26 17,889 18,227
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 7,328 7,509
APP-11874582.FP.FTS.B, 17.49%, 12/23/26 13,518 13,965
APP-11767307.FP.FTS.B, 14.49%, 12/24/26 16,553 16,863
APP-11461595.FP.FTS.B, 17.99%, 12/24/26 1,698 1,703
APP-11762193.FP.FTS.B, 18.49%, 12/24/26 12,884 1,582
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 27,254 27,760
APP-10848317.FP.FTS.B, 12.24%, 12/30/26 11,719 11,977
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 19,288 19,580
APP-11844341.FP.FTS.B, 16.74%, 1/01/27 20,812 21,356
APP-10916894.FP.FTS.B, 20.49%, 1/01/27 13,668 1,126
APP-11036570.FP.FTS.B, 22.99%, 1/20/27 10,957 11,416
APP-10830375.FP.FTS.B, 19.99%, 1/21/27 10,769 3,601
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 10,801 11,001
APP-11724933.FP.FTS.B, 14.24%, 2/05/27 9,075 9,246

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11674918.FP.FTS.B, 20.49%, 2/05/27 $ 16,807 $ 17,386
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 7,832 8,041
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 25,857 26,669
APP-11757936.FP.FTS.B, 19.99%, 2/07/27 6,244 6,441
APP-11763967.FP.FTS.B, 19.99%, 2/07/27 9,965 10,301
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 6,075 6,246
APP-11801863.FP.FTS.B, 8.99%, 2/12/27 . 20,674 21,025
APP-11798652.FP.FTS.B, 11.74%, 2/14/27 30,468 31,010
APP-11843528.FP.FTS.B, 19.99%, 2/14/27 1,128 1,126
APP-11845152.FP.FTS.B, 11.74%, 2/15/27 26,186 26,659
APP-11752200.FP.FTS.B, 21.49%, 2/23/27 13,127 13,583
APP-10128827.FP.FTS.B, 25.49%, 2/24/27 6,036 6,298
APP-11122151.FP.FTS.B, 16.49%, 2/27/27 12,476 1,412
APP-11744634.FP.FTS.B, 19.99%, 3/01/27 11,974 12,277
APP-12304720.FP.FTS.B, 18.74%, 3/06/27 32,976 33,921
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 10,771 10,944
APP-11696610.FP.FTS.B, 14.24%, 3/07/27 16,747 17,081
APP-12404066.FP.FTS.B, 22.49%, 3/08/27 24,035 14,663
APP-11872928.FP.FTS.B, 11.24%, 3/15/27 10,163 10,350
APP-11801830.FP.FTS.B, 16.49%, 3/15/27 13,302 13,582
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 7,237 7,447
APP-12272662.FP.FTS.B, 16.49%, 3/17/27 13,084 13,499
APP-11863466.FP.FTS.B, 25.49%, 3/17/27 7,010 7,300
APP-12385340.FP.FTS.B, 25.49%, 3/17/27 6,276 6,523
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 11,308 11,759
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 10,883 11,110
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 12,284 12,581
APP-12408150.FP.FTS.B, 19.99%, 3/21/27 7,524 2,411
APP-13531026.FP.FTS.B, 11.59%, 3/28/27 15,833 16,138
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 33,279 33,799
APP-13478834.FP.FTS.B, 16.99%, 5/03/27 13,962 14,322
APP-13508795.FP.FTS.B, 9.59%, 5/05/27 . 11,529 11,704
APP-13047632.FP.FTS.B, 11.49%, 5/05/27 8,268 8,397
APP-134 85036.FP.FTS.B, 13.34%, 5/06/27 8,787 8,943
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 22,511 22,911
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 13,121 13,355
APP-13329158.FP.FTS.B, 17.99%, 5/15/27 7,064 7,122
APP-13453359.FP.FTS.B, 18.24%, 5/15/27 20,907 21,512
APP-13486869.FP.FTS.B, 11.34%, 5/16/27 20,952 21,337
APP-13512105.FP.FTS.B, 19.49%, 5/16/27 18,321 18,864
APP-13479562.FP.FTS.B, 18.49%, 5/17/27 11,189 11,576
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 7,214 7,454
APP-13517315.FP.FTS.B, 12.09%, 5/19/27 33,041 33,670
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 6,759 6,968
APP-13531806.FP.FTS.B, 16.99%, 5/20/27 14,167 14,488
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 9,529 9,862
APP-13518313.FP.FTS.B, 18.99%, 5/20/27 12,300 12,709
APP-13302186.FP.FTS.B, 20.49%, 5/20/27 10,157 10,504
APP-15111331.FP.FTS.B, 11.99%, 6/11/27 15,212 15,463
APP-14906773.FP.FTS.B, 9.74%, 7/15/27 . 26,924 27,356
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 18,881 19,199
APP-15055216.FP.FTS.B, 19.99%, 7/15/27 12,750 13,051
APP-15070181.FP.FTS.B, 19.99%, 7/15/27 12,746 13,047
APP-14865954.FP.FTS.B, 11.74%, 7/16/27 18,680 18,986
APP-15149750.FP.FTS.B, 11.99%, 7/16/27 3,054 3,060
APP-14914244.FP.FTS.B, 20.99%, 7/22/27 10,351 10,655
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 7,217 7,378
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 8,348 8,506
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 $ 14,692 $ 14,987
APP-15055723.FP.FTS.B, 11.24%, 7/26/27 21,941 22,356
APP-15048744.FP.FTS.B, 16.49%, 7/27/27 16,505 16,973
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 8,002 8,189
APP-15133409.FP.FTS.B, 15.49%, 7/30/27 18,247 18,679
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 8,702 8,977
APP-15109285.FP.FTS.B, 21.49%, 8/15/27 23,475 2,295
APP-15068287.FP.FTS.B, 26.99%, 8/26/27 3,309 535
APP-15039962.FP.FTS.B, 12.49%, 8/28/27 36,755 37,446
APP-14958373.FP.FTS.B, 12.24%, 9/16/27 12,407 7,338
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 14,509 14,689
APP-13323334.FP.FTS.B, 5.99%, 5/14/34 . 349 254
2,021,568
LendingClub Corp.
155731933.LC.FTS.B, 15.24%, 7/29/24 ... 3,034 633
156235700.LC.FTS.B, 17.74%, 8/06/24 ... 1,029 1,028
156759369.LC.FTS.B, 12.4%, 8/09/24 ... 1,583 1,576
156752978.LC.FTS.B, 14.3%, 8/09/24 ... 2,680 2,672
156812488.LC.FTS.B, 14.3%, 8/12/24 ... 743 742
158130288.LC.FTS.B, 14.3%, 9/04/24 ... 1,319 1,316
159089545.LC.FTS.B, 16.95%, 9/23/24 ... 1,151 1,152
159001219.LC.FTS.B, 12.4%, 9/26/24 ... 243 242
158913750.LC.FTS.B, 11.71%, 9/30/24 ... 2,155 2,145
155823205.LC.FTS.B, 14.3%, 9/30/24 ... 2,142 2,140
160792694.LC.FTS.B, 13.08%, 10/23/24 .. 4,413 4,384
161424051.LC.FTS.B, 10.33%, 11/05/24 .. 1,854 1,836
162010515.LC.FTS.B, 17.74%, 11/18/24 .. 2,043 376
162923894.LC.FTS.B, 18.62%, 12/06/24 .. 1,694 1,700
164089980.LC.FTS.B, 17.74%, 2/28/25 ... 4,540 –
167132427.LC.FTS.B, 20.55%, 2/28/25 ... 5,134 5,158
161483895.LC.FTS.B, 13.08%, 3/07/25 ... 2,361 277
167747801.LC.FTS.B, 16.12%, 3/15/25 ... 6,281 –
168420680.LC.FTS.B, 17.74%, 3/16/25 ... 4,834 4,783
166170570.LC.FTS.B, 17.74%, 3/17/25 ... 4,917 885
168140265.LC.FTS.B, 15.24%, 3/21/25 ... 5,102 5,049
167712249.LC.FTS.B, 14.3%, 4/20/25 ... 6,043 5,990
165352318.LC.FTS.B, 15.24%, 6/22/25 ... 8,576 8,451
160809803.LC.FTS.B, 13.08%, 2/23/26 ... 10,268 1,792
151259806.LC.FTS.B, 20%, 6/04/34 ..... 8,096 135
153974620.LC.FTS.B, 14.3%, 6/24/34 ... 1,696 365
154144733.LC.FTS.B, 12.4%, 6/26/34 ... 462 462
55,289
LendingClub Corp. - LCX
164542068.LC.FTS.B, 25.65%, 1/21/25 ... 2,815
2,842
LendingClub Corp. - LCX PM
184916811.LC.FTS.B, 15.99%, 1/18/25 ... 3,005 3,001
185085067.LC.FTS.B, 22.99%, 1/18/25 ... 4,837 4,925
184905245.LC.FTS.B, 15.99%, 1/19/25 ... 8,702 –
185231531.LC.FTS.B, 21.49%, 1/19/25 ... 1,121 1,132
185449370.LC.FTS.B, 18.44%, 1/25/25 ... 3,724 3,712
185337050.LC.FTS.B, 20.99%, 1/25/25 ... 8,229 1,538
185529283.LC.FTS.B, 18.99%, 1/27/25 ... 5,468 5,469
185074501.LC.FTS.B, 12.74%, 1/29/25 ... 1,297 1,298
185743058.LC.FTS.B, 12.19%, 2/02/25 ... 2,280 2,267
185670318.LC.FTS.B, 15.44%, 2/02/25 ... 6,227 215
185694876.LC.FTS.B, 15.49%, 2/02/25 ... 3,393 3,379

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185720673.LC.FTS.B, 14.49%, 2/04/25 ... $ 1,751 $ 1,732
184778654.LC.FTS.B, 16.19%, 2/04/25 ... 1,039 1,036
185806351.LC.FTS.B, 18.99%, 2/07/25 ... 4,436 779
185828353.LC.FTS.B, 22.99%, 2/08/25 ... 5,768 5,834
186050160.LC.FTS.B, 15.99%, 2/10/25 ... 5,185 5,166
185828265.LC.FTS.B, 19.44%, 2/10/25 ... 4,904 4,942
185614486.LC.FTS.B, 19.99%, 2/10/25 ... 7,717 7,759
186144016.LC.FTS.B, Zero Cpn, 2/14/25 . 5,941 –
185731098.LC.FTS.B, 18.99%, 2/14/25 ... 1,221 1,219
186141198.LC.FTS.B, 18.99%, 2/14/25 ... 1,526 1,523
186248821.LC.FTS.B, 12.94%, 2/16/25 ... 4,818 4,813
185952586.LC.FTS.B, Zero Cpn, 2/17/25 . 3,719 –
188498393.LC.FTS.B, 18.99%, 4/25/25 ... 13,056 10,518
187330959.LC.FTS.B, 23.99%, 4/25/25 ... 5,759 5,904
188790970.LC.FTS.B, 19.99%, 4/27/25 ... 9,267 9,277
188578940.LC.FTS.B, 23.9 9%, 4/27/25 ... 415 422
188852266.LC.FTS.B, 23.99%, 4/27/25 ... 2,309 2,365
188781202.LC.FTS.B, 15.99%, 4/28/25 ... 5,181 5,111
188845200.LC.FTS.B, 16.99%, 4/28/25 ... 721 725
188849723.LC.FTS.B, 19.49%, 4/28/25 ... 738 749
188683873.LC.FTS.B, 23.99%, 5/01/25 ... 5,030 5,111
185591984.LC.FTS.B, 18.99%, 5/28/25 ... 5,475 5,479
188854471.LC.FTS.B, 24.79%, 8/27/25 ... 2,291 452
171733583.LC.FTS.B, 18.24%, 10/30/25 .. 8,338 8,312
186109882.LC.FTS.B, 5%, 2/14/26 ...... 10,173 4,121
185664927.LC.FTS.B, 5%, 2/16/26 ...... 2,710 2,159
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 4,192 4,236
184976261.LC.FTS.B, 15.44%, 1/18/27 ... 13,495 1,630
185242092.LC.FTS.B, 20.99%, 1/19/27 ... 20,980 –
185203099.LC.FTS.B, 21.99%, 1/19/27 ... 8,064 8,003
185257156.LC.FTS.B, 23.99%, 1/19/27 ... 9,114 9,097
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 6,496 6,568
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 15,344 15,180
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 9,936 9,931
185280664.LC.FTS.B, 21.99%, 1/21/27 ... 11,706 11,579
185094462.LC.FTS.B, 22.99%, 1/21/27 ... 8,035 8,031
185215933.LC.FTS.B, 28.99%, 1/25/27 ... 13,044 10,612
185465019.LC.FTS.B, 21.99%, 1/27/27 ... 16,614 16,594
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 9,588 9,298
185102499.LC.FTS.B, 17.49%, 1/28/27 ... 9,628 9,420
185551601.LC.FTS.B, Zero Cpn, 1/31/27 . 18,255 –
185593614.LC.FTS.B, 14.94%, 1/31/27 ... 3,733 3,661
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 8,854 8,674
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 11,012 10,791
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 9,617 9,313
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 15,737 15,348
185803689.LC.FTS.B, 12.69%, 2/08/27 ... 25,130 23,572
185670781.LC.FTS.B, 14.74%, 2/08/27 ... 25,543 24,751
186105140.LC.FTS.B, 14.99%, 2/10/27 ... 8,545 382
186053383.LC.FTS.B, 18.49%, 2/10/27 ... 16,586 16,187
186037923.LC.FTS.B, 23.49%, 2/10/27 ... 4,812 4,786
186073191.LC.FTS.B, 23.99%, 2/10/27 ... 6,895 6,859
185962334.LC.FTS.B, 16.49%, 2/14/27 ... 22,701 22,161
186055580.LC.FTS.B, 19.49%, 2/14/27 ... 11,596 287
186072313.LC.FTS.B, 19.99%, 2/14/27 ... 10,702 10,552
186114907.LC.FTS.B, 24.99%, 2/14/27 ... 7,162 –
185957980.LC.FTS.B, 10.99%, 2/15/27 ... 16,239 15,773
185644818.LC.FTS.B, 17.24%, 2/15/27 ... 24,370 23,148
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185788975.LC.FTS.B, 20.44%, 2/15/27 ... $ 26,948 $ 26,496
186037630.LC.FTS.B, 23.99%, 2/15/27 ... 10,467 10,408
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 12,560 597
186255693.LC.FTS.B, 28.99%, 2/16/27 ... 5,729 5,803
185994246.LC.FTS.B, 23.99%, 2/17/27 ... 5,757 –
185500483.LC.FTS.B, 23.99%, 2/18/27 ... 24,329 24,203
186057988.LC.FTS.B, 23.99%, 2/25/27 ... 13,974 13,948
186004411.LC.FTS.B, 21.99%, 2/28/27 ... 9,900 9,876
185584314.LC.FTS.B, 23.99%, 2/28/27 ... 8,921 8,852
188681928.LC.FTS.B, 22.99%, 4/25/27 ... 7,950 –
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 4,502 4,483
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 4,419 4,339
188570436.LC.FTS.B, 25.99%, 4/26/27 ... 5,665 526
188791237.LC.FTS.B, 27.99%, 4/26/27 ... 13,829 14,058
188736809.LC.FTS.B, Zero Cpn, 4/27/27 . 8,014 –
188850161.LC.FTS.B, 18.99%, 4/27/27 ... 5,543 5,451
188698368.LC.FTS.B, 20.99%, 4/27/27 ... 17,075 2,185
188844587.LC.FTS.B, 20.99%, 4/27/27 ... 7,035 7,008
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 14,373 14,428
188832786.LC.FTS.B, 27.99%, 4/27/27 ... 3,696 3,786
188770586.LC.FTS.B, 21.49%, 4/28/27 ... 12,711 12,542
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 7,165 7,175
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 5,342 5,310
188729615.LC.FTS.B, 28.99%, 4/28/27 ... 18,603 19,060
188842402.LC.FTS.B, 21.49%, 4/30/27 ... 4,332 4,300
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 11,065 11,070
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 2,590 2,562
185186598.LC.FTS.B, 21.99%, 8/19/27 ... 6,154 4,856
185440062.LC.FTS.B, 10%, 8/25/27 ..... 16,164 12,269
185051135.LC.FTS.B, 23.99%, 8/28/27 ... 18,226 17,990
185579608.LC.FTS.B, 23.99%, 10/15/27 .. 23,258 9,026
188826193.LC.FTS.B, 10%, 12/26/27 .... 6,462 5,269
186094287.LC.FTS.B, 24.99%, 12/29/27 .. 8,365 1,668
708,412
Prosper Funding LLC
1610038.PS.FTS.B, 15%, 8/17/24 ....... 1,279 244
1619058.PS.FTS.B, 19%, 8/23/24 ....... 214 215
1612303.PS.FTS.B, 20.8%, 8/23/24 ..... 2,183 2,193
1606139.PS.FTS.B, 12.8%, 9/01/24 ..... 64 64
1610444.PS.FTS.B, 18.09%, 9/08/24 .... 2,006 2,019
1626067.PS.FTS.B, 15.4%, 9/17/24 ..... 1,848 1,849
1632888.PS.FTS.B, 17.96%, 9/17/24 .... 259 258
1622147.PS.FTS.B, 13.6%, 9/19/24 ..... 248 247
1634583.PS.FTS.B, 18.4%, 9/21/24 ..... 419 422
1623410.PS.FTS.B, 18.5%, 9/21/24 ..... 280 282
1626395.PS.FTS.B, 13.87%, 9/24/24 .... 4,657 4,656
1626680.PS.FTS.B, 16%, 9/27/24 ....... 1,630 1,637
1632609.PS.FTS.B, 14.39%, 10/06/24 ... 1,215 1,211
1630510.PS.FTS.B, 11.97%, 10/10/24 .... 1,245 1,240
1626424.PS.FTS.B, 11.7%, 10/19/24 .... 2,239 2,020
1645271.PS.FTS.B, 10.8%, 10/27/24 .... 3,020 3,007
1648648.PS.FTS.B, 16%, 10/27/24 ...... 1,186 364
1649014.PS.FTS.B, 22.7%, 10/27/24 .... 696 706
1656261.PS.FTS.B, 16%, 10/28/24 ...... 1,201 1,201
1646552.PS.FTS.B, 15.29%, 10/29/24 ... 2,998 2,999
1658149.PS.FTS.B, 13.4%, 11/08/24 .... 977 972
1664838.PS.FTS.B, 20.01%, 11/08/24 .... 897 894

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1665699.PS.FTS.B, 15%, 11/09/24 ...... $ 2,378 $ 1,563
1653836.PS.FTS.B, 14.79%, 11/12/24 .... 397 396
1661257.PS.FTS.B, 17.8%, 11/12/24 .... 410 411
1655723.PS.FTS.B, 15.1%, 11/15/24 .... 4,069 4,046
1685619.PS.FTS.B, 14.39%, 12/14/24 ... 1,308 1,301
1672733.PS.FTS.B, 15%, 12/14/24 ...... 2,314 2,296
1678747.PS.FTS.B, 19.3%, 12/14/24 .... 483 485
1679110.PS.FTS.B, 13.36%, 12/15/24 .... 1,578 1,565
1672982.PS.FTS.B, 22%, 12/15/24 ...... 746 749
1680175.PS.FTS.B, 22.6%, 12/16/24 .... 803 807
1674770.PS.FTS.B, 13.1%, 12/17/24 .... 3,392 3,380
1674329.PS.FTS.B, 14.89%, 12/17/24 ... 1,384 1,379
1674347.PS.FTS.B, 15.86%, 12/17/24 ... 3,475 3,462
1673372.PS.FTS.B, 16%, 12/17/24 ...... 1,710 1,713
1688351.PS.FTS.B, 17%, 1/12/25 ....... 1,203 1,205
1688342.PS.FTS.B, 17.5%, 1/12/25 ..... 3,837 3,833
1688336.PS.FTS.B, 19.2%, 1/12/25 ..... 9,309 2,389
1687970.PS.FTS.B, 23.5%, 1/12/25 ..... 284 115
1694488.PS.FTS.B, 13.8%, 1/13/25 ..... 2,501 2,476
1694470.PS.FTS.B, 15.29%, 1/13/25 .... 2,047 633
1700772.PS.FTS.B, 12.1%, 1/17/25 ..... 3,296 3,264
1690265.PS.FTS.B, 23.3%, 1/18/25 ..... 1,632 1,640
1692512.PS.FTS.B, 19.34%, 1/19/25 .... 1,656 1,645
1700011.PS.FTS.B, 13.9%, 1/21/25 ..... 1,318 1,309
1688699.PS.FTS.B, 21.8%, 1/27/25 ..... 2,510 2,509
1697303.PS.FTS.B, 13.9%, 1/31/25 ..... 1,163 1,155
1720938.PS.FTS.B, 13.81%, 2/15/25 .... 3,795 493
1715485.PS.FTS.B, 16%, 2/15/25 ....... 7,387 7,331
1714630.PS.FTS.B, 16.16%, 2/15/25 .... 4,439 4,405
1714624.PS.FTS.B, 19.41%, 2/15/25 .... 3,053 3,060
1715122.PS.FTS.B, 19.8%, 2/15/25 ..... 788 788
1720920.PS.FTS.B, 21.2%, 2/15/25 ..... 3,261 3,287
1722360.PS.FTS.B, 22.6%, 2/16/25 ..... 845 850
1723116.PS.FTS.B, 16.29%, 2/17/25 .... 655 668
1720755.PS.FTS.B, 13.96%, 2/28/25 .... 7,291 7,194
1749541.PS.FTS.B, 22.03%, 4/05/25 .... 1,296 1,284
1750351.PS.FTS.B, 15.2%, 4/06/25 ..... 1,219 1,200
1744391.PS.FTS.B, 24.09%, 4/07/25 .... 1,566 27
1750903.PS.FTS.B, 24.4%, 4/07/25 ..... 3,410 3,439
1745381.PS.FTS.B, 12.9%, 4/08/25 ..... 6,951 6,820
1714408.PS.FTS.B, 22.11%, 4/12/25 .... 5,714 317
1753944.PS.FTS.B, 15.4%, 4/14/25 ..... 3,125 814
1758243.PS.FTS.B, 24.4%, 4/16/25 ..... 1,982 560
1742906.PS.FTS.B, 15.4%, 4/30/25 ..... 798 782
1743767.PS.FTS.B, 25.71%, 5/05/25 .... 3,580 3,570
1752241.PS.FTS.B, 14.7%, 5/10/25 ..... 20,230 11,925
1701129.PS.FTS.B, 16.4%, 7/17/25 ..... 3,732 3,680
1701120.PS.FTS.B, 15.9%, 12/12/25 .... 6,420 6,212
1606145.PS.FTS.B, 14%, 8/17/26 ....... 9,278 –
1606127.PS.FTS.B, 15.2%, 8/17/26 ..... 4,930 4,849
1607933.PS.FTS.B, 18.5%, 8/19/26 ..... 1,127 1,139
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 3,207 3,142
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 7,659 7,547
1610327.PS.FTS.B, 27.6%, 8/24/26 ..... 4,952 5,140
1621434.PS.FTS.B, 14.6%, 8/26/26 ..... 2,142 2,112
1621428.PS.FTS.B, 20%, 8/26/26 ....... 5,725 5,804
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 4,843 4,752
1625740.PS.FTS.B, 18.48%, 9/16/26 .... 5,797 5,859
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1623731.PS.FTS.B, 18.93%, 9/21/26 .... $ 10,482 $ 10,620
1635897.PS.FTS.B, 12%, 9/23/26 ....... 11,896 11,669
1635735.PS.FTS.B, 14.68%, 9/23/26 .... 8,355 8,193
1627036.PS.FTS.B, 16.33%, 9/25/26 .... 7,678 7,550
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... 5,504 5,395
1626758.PS.FTS.B, 17.96%, 9/30/26 .... 13,156 12,941
1634247.PS.FTS.B, 16.7%, 10/05/26 .... 13,879 13,630
1626046.PS.FTS.B, 15.18%, 10/16/26 ... 5,628 5,496
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 4,164 4,076
1648324.PS.FTS.B, 12.2%, 10/26/26 .... 11,177 10,939
1644860.PS.FTS.B, 18.33%, 10/26/26 ... 7,386 1,215
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 11,930 12,070
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 4,242 4,177
1649926.PS.FTS.B, 13.8%, 10/29/26 .... 19,306 19,016
1655034.PS.FTS.B, 11.7%, 10/31/26 .... 13,186 12,884
1661010.PS.FTS.B, 12.5%, 11/05/26 .... 14,998 14,616
1654774.PS.FTS.B, 16.18%, 11/05/26 .... 20,957 20,484
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 7,259 7,081
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 5,083 4,957
1658881.PS.FTS.B, 13.8%, 11/09/26 .... 16,236 –
1653323.PS.FTS.B, 16%, 11/09/26 ...... 7,172 7,020
1666362.PS.FTS.B, 19%, 11/09/26 ...... 4,307 4,325
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 7,352 7,173
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 20,211 19,717
1660078.PS.FTS.B, 13.93%, 11/10/26 .... 12,985 623
1666890.PS.FTS.B, 17%, 11/10/26 ...... 9,691 9,713
1661433.PS.FTS.B, 28.23%, 11/14/26 .... 3,363 3,444
1666359.PS.FTS.B, 21%, 11/15/26 ...... 3,839 3,947
1662505.PS.FTS.B, 25.4%, 11/15/26 .... 6,516 6,736
1651871.PS.FTS.B, 20.66%, 11/20/26 .... 3,476 3,479
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 4,693 4,808
1672316.PS.FTS.B, 10.44%, 12/14/ 26 ... 7,553 7,366
1685634.PS.FTS.B, 12.5%, 12/14/26 .... 4,747 4,629
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 21,059 20,576
1685271.PS.FTS.B, 16.8%, 12/14/26 .... 9,282 9,084
1678372.PS.FTS.B, 22.8%, 12/14/26 .... 7,184 7,417
1686078.PS.FTS.B, 10.5%, 12/15/26 .... 6,976 6,805
1672147.PS.FTS.B, 16.56%, 12/15/26 ... 12,428 12,386
1687344.PS.FTS.B, 19%, 12/17/26 ...... 3,133 3,153
1685997.PS.FTS.B, 12.87%, 12/18/26 ... 5,372 5,232
1678354.PS.FTS.B, 11.07%, 12/20/26 .... 8,792 8,562
1687950.PS.FTS.B, 11.5%, 12/20/26 .... 8,680 8,476
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 6,477 6,325
1678387.PS.FTS.B, 18.33%, 12/23/26 ... 8,229 8,231
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 17,800 17,337
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 5,040 4,899
1701111.PS.FTS.B, 10.29%, 1/12/27 ..... 14,781 14,390
1700808.PS.FTS.B, 11.4%, 1/12/27 ..... 6,028 5,868
1701108.PS.FTS.B, 15.7%, 1/12/27 ..... 21,977 21,463
1694491.PS.FTS.B, 12.62%, 1/13/27 .... 9,149 8,907
1694725.PS.FTS.B, 18.4%, 1/13/27 ..... 9,651 9,673
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 9,727 9,747
1695958.PS.FTS.B, 10.5%, 1/14/27 ..... 8,978 8,733
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 11,730 11,425
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 15,113 14,718
1694719.PS.FTS.B, 16.93%, 1/17/27 .... 11,414 11,125
1705005.PS.FTS.B, 15%, 1/19/27 ....... 16,221 15,881
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 10,068 9,789

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1689251.PS.FTS.B, 19%, 1/21/27 ....... $ 2,600 $ 2,599
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 4,205 4,087
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 7,899 7,716
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 4,867 4,753
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 12,979 13,010
1720911.PS.FTS.B, 18.59%, 2/15/27 .... 16,486 16,521
1714642.PS.FTS.B, 18.7%, 2/15/27 ..... 6,601 6,614
1714636.PS.FTS.B, 23.58%, 2/15/ 27 .... 3,794 3,897
1707734.PS.FTS.B, 10.29%, 2/16/27 .... 7,868 7,713
1709201.PS.FTS.B, 18.48%, 2/16/27 .... 8,236 8,257
1714627.PS.FTS.B, 11.4%, 2/17/27 ..... 13,001 12,639
1712903.PS.FTS.B, 15.29%, 2/23/27 .... 6,179 6,052
1703169.PS.FTS.B, 25.6%, 2/25/27 ..... 11,226 11,427
1749550.PS.FTS.B, 11.5%, 4/05/27 ..... 9,773 9,453
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 13,674 13,222
1753011.PS.FTS.B, 12%, 4/06/27 ....... 9,816 9,496
1754293.PS.FTS.B, 13.4%, 4/12/27 ..... 7,948 7,708
1747163.PS.FTS.B, 16.2%, 4/12/27 ..... 16,951 16,433
1744328.PS.FTS.B, 14.89%, 4/15/27 .... 13,482 13,051
1752654.PS.FTS.B, 12.76%, 4/30/27 .... 10,239 10,021
1750735.PS.FTS.B, 16%, 5/06/27 ....... 3,902 3,838
1607291.PS.FTS.B, 28.59%, 7/18/27 .... 4,741 4,805
1650328.PS.FTS.B, 11.2%, 7/29/27 ..... 6,525 3,122
1647395.PS.FTS.B, 11.89%, 8/03/27 .... 6,576 2,302
912,403
Upgrade, Inc. - Card
992241102.UG.FTS.B, 29.49%, 7/03/24 .. 21 21
992343713.UG.FTS.B, 29.49%, 8/03/24 .. 16 8
992391277.UG.FTS.B, 28.98%, 10/03/24 . 22 20
992255166.UG.FTS.B, 20.46%, 4/03/25 .. 25 4
992428468.UG.FTS.B, 25.95%, 4/03/25 .. 63 64
992236701.UG.FTS.B, 29.49%, 4/03/25 .. 19 19
992256275.UG.FTS.B, 29.49%, 4/03/25 .. 16 16
992269560.UG.FTS.B, 29.49%, 4/03/25 .. 142 142
992290976.UG.FTS.B, 29.49%, 4/03/25 .. 180 11
992291050.UG.FTS.B, 29.49%, 4/03/25 .. 5 5
992345576.UG.FTS.B, 29.49%, 4/03/25 .. 204 14
992354024.UG.FTS.B, 29.49%, 4/03/25 .. 11 11
992357933.UG.FTS.B, 29.49%, 4/03/25 .. 129 134
992361376.UG.FTS.B, 29.49%, 4/03/25 .. 4 4
992387188.UG.FTS.B, 28.98%, 4/04/25 .. 88 89
992453316.UG.FTS.B, 28.98%, 4/04/25 .. 106 106
992463571.UG.FTS.B, 28.98%, 4/04/25 .. 76 5
992266370.UG.FTS.B, 29.49%, 4/04/25 .. 253 260
992342016.UG.FTS.B, 29.49%, 4/04/25 .. 127 127
992421200.UG.FTS.B, 29.49%, 4/04/25 .. 92 95
992264407.UG.FTS.B, 14.97%, 4/05/25 .. 400 400
992391676.UG.FTS.B, 15.97%, 4/05/25 .. 42 42
992417616.UG.FTS.B, 17.99%, 4/05/25 .. 52 53
992286525.UG.FTS.B, 18.8%, 4/05/25 ... 63 65
992415664.UG.FTS.B, 18.97%, 4/05/25 .. 879 890
992416415.UG.FTS.B, 19.21%, 4/05/25 .. 632 640
992424538.UG.FTS.B, 19.21%, 4/05/25 .. 190 191
992432194.UG.FTS.B, 19.8%, 4/05/25 ... 173 175
992256001.UG.FTS.B, 19.97%, 4/05/25 .. 230 234
992346135.UG.FTS.B, 19.99%, 4/05/25 .. 207 213
992431381.UG.FTS.B, 19.99%, 4/05/25 .. 43 43
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992433537.UG.FTS.B, 19.99%, 4/05/25 .. $ 555 $ 570
992386358.UG.FTS.B, 20.46%, 4/05/25 .. 339 339
992296469.UG.FTS.B, 21.98%, 4/05/25 .. 122 125
992265045.UG.FTS.B, 25.95%, 4/05/25 .. 90 12
992302611.UG.FTS.B, 25.95%, 4/05/25 .. 560 565
992250719.UG.FTS.B, 27.95%, 4/05/25 .. 236 –
992249070.UG.FTS.B, 28.98%, 4/05/25 .. 21 21
992271131.UG.FTS.B, 28.98%, 4/05/25 .. 202 210
992271316.UG.FTS.B, 28.98%, 4/05/25 .. 84 86
992281862.UG.FTS.B, 28.98%, 4/05/25 .. 178 180
992290941.UG.FTS.B, 28.98%, 4/05/25 .. 59 61
992305223.UG.FTS.B, 28.98%, 4/05/25 .. 87 90
992314088.UG.FTS.B, 28.98%, 4/05/25 .. 10 10
992321475.UG.FTS.B, 28.98%, 4/05/25 .. 238 246
992350450.UG.FTS.B, 28.98%, 4/05/25 .. 459 461
992362215.UG.FTS.B, 28.98%, 4/05/25 .. 472 480
992404668.UG.FTS.B, 28.98%, 4/05/25 .. 66 66
992421379.UG.FTS.B, 28.98%, 4/05/25 .. 97 6
992426381.UG.FTS.B, 28.98%, 4/05/25 .. 59 61
992430529.UG.FTS.B, 28.98%, 4/05/25 .. 26 26
992452945.UG.FTS.B, 28.98%, 4/05/25 .. 56 56
992456750.UG.FTS.B, 28.98%, 4/05/25 .. 97 100
992376094.UG.FTS.B, 29.48%, 4/05/25 .. 78 81
992239162.UG.FTS.B, 29.49%, 4/05/25 .. 75 78
992240128.UG.FTS.B, 29.49%, 4/05/25 .. 321 328
992241600.UG.FTS.B, 29.49%, 4/05/25 .. 66 9
992243368.UG.FTS.B, 29.49%, 4/05/25 .. 164 168
992247116.UG.FTS.B, 29.49%, 4/05/25 .. 133 136
992255844.UG.FTS.B, 29.49%, 4/05/25 .. 43 43
992268866.UG.FTS.B, 29.49%, 4/05/25 .. 84 85
992268980.UG.FTS.B, 29.49%, 4/05/25 .. 48 49
992271586.UG.FTS.B, 29.49%, 4/05/25 .. 84 88
992275962.UG.FTS.B, 29.49%, 4/05/25 .. 123 126
992276049.UG.FTS.B, 29.49%, 4/05/25 .. 98 102
992291806.UG.FTS.B, 29.49%, 4/05/25 .. 285 297
992293542.UG.FTS.B, 29.49%, 4/05/25 .. 38 39
992301441.UG.FTS.B, 29.49%, 4/05/25 .. 111 115
992320378.UG.FTS.B, 29.49%, 4/05/25 .. 104 108
992324857.UG.FTS.B, 29.49%, 4/05/25 .. 1 1
992326966.UG.FTS.B, 29.49%, 4/05/25 .. 58 59
992341543.UG.FTS.B, 29.49%, 4/05/25 .. 31 32
992341758.UG.FTS.B, 29.49%, 4/05/25 .. 121 123
992344325.UG.FTS.B, 29.49%, 4/05/25 .. 4 4
992355380.UG.FTS.B, 29.49%, 4/05/25 .. 31 31
992359643.UG.FTS.B, 29.49%, 4/05/25 .. 213 218
992359656.UG.FTS.B, 29.49%, 4/05/25 .. 376 392
992359703.UG.FTS.B, 29.49%, 4/05/25 .. 87 6
992368911.UG.FTS.B, 29.49%, 4/05/25 .. 159 164
992369632.UG.FTS.B, 29.49%, 4/05/25 .. 113 116
992371487.UG.FTS.B, 29.49%, 4/05/25 .. 101 30
992371951.UG.FTS.B, 29.49%, 4/05/25 .. 96 98
992391427.UG.FTS.B, 29.49%, 4/05/25 .. 84 87
992394239.UG.FTS.B, 29.49%, 4/05/25 .. 67 69
992401130.UG.FTS.B, 29.49%, 4/05/25 .. 90 93
992403505.UG.FTS.B, 29.49%, 4/05/25 .. 98 29
992419811.UG.FTS.B, 29.49%, 4/05/25 .. 66 68
992424526.UG.FTS.B, 29.49%, 4/05/25 .. 136 39
992425789.UG.FTS.B, 29.49%, 4/05/25 .. 177 183

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992427607.UG.FTS.B, 29.49%, 4/05/25 .. $ 41 $ 41
992429564.UG.FTS.B, 29.49%, 4/05/25 .. 71 5
992444668.UG.FTS.B, 29.49%, 4/05/25 .. 800 827
992444707.UG.FTS.B, 29.49%, 4/05/25 .. 60 62
992452371.UG.FTS.B, 29.49%, 4/05/25 .. 69 71
992454738.UG.FTS.B, 29.49%, 4/05/25 .. 961 994
992455102.UG.FTS.B, 29.49%, 4/05/25 .. 195 202
992459731.UG.FTS.B, 29.49%, 4/05/25 .. 11 11
992401571.UG.FTS.B, 29.49%, 5/03/25 .. 52 55
992460328.UG.FTS.B, 29.49%, 8/01/25 .. 75 77
992312103.UG.FTS.B, 29.49%, 8/03/25 .. 410 31
992301470.UG.FTS.B, 28.98%, 9/02/25 .. 122 127
992444060.UG.FTS.B, 28.98%, 12/03/25 . 871 60
992286064.UG.FTS.B, 29.49%, 12/03/25 . 416 300
992238906.UG.FTS.B, 22.97%, 4/03/26 .. 2,734 2,763
992300542.UG.FTS.B, 28.98%, 4/03/26 .. 139 2
992424737.UG.FTS.B, 25.95%, 9/03/26 .. 796 51
992247109.UG.FTS.B, 21.48%, 4/03/29 .. 728 –
992332109.UG.FTS.B, 28.48%, 4/03/29 .. 8 1
992453174.UG.FTS.B, 29.48%, 4/03/29 .. 1 –
992263652.UG.FTS.B, 29.49%, 4/03/29 .. 16 –
992278624.UG.FTS.B, 29.49%, 4/03/29 .. 64 –
992453117.UG.FTS.B, 28.98%, 6/03/29 .. 4 4
992264748.UG.FTS.B, 29.49%, 6/03/29 .. 1 1
992356295.UG.FTS.B, 29.49%, 6/03/29 .. 16 –
17,251
Upstart Network, Inc.
L1729715.UP.FTS.B, 8.39%, 9/17/24 .... 743 742
L1722095.UP.FTS.B, 11.17%, 9/17/24 .... 128 128
L1729539.UP.FTS.B, 18.67%, 9/17/24 .... 529 187
FW1730336.UP.FTS.B, 30.16%, 9/17/24 .. 796 804
L1902385.UP.FTS.B, 8.05%, 10/22/24 .... 769 769
L1902094.UP.FTS.B, 9.69%, 10/22/24 .... 157 157
L1902354.UP.FTS.B, 12.7%, 10/22/24 .... 813 816
FW1900872.UP.FTS.B, 18.12%, 10/22/24 . 1,039 1,052
L1902710.UP.FTS.B, 18.85%, 10/22/24 ... 960 971
L1900998.UP.FTS.B, 21.32%, 10/22/24 ... 639 644
L1875546.UP.FTS.B, 21.84%, 10/22/24 ... 325 330
L2031380.UP.FTS.B, 6.17%, 11/12/24 .... 1,347 1,340
L2032548.UP.FTS.B, 7.85%, 11/12/24 .... 1,956 1,955
L2031918.UP.FTS.B, 8.28%, 11/12/24 .... 552 552
L2031630.UP.FTS.B, 9.03%, 11/12/24 .... 1,300 1,299
L2033075.UP.FTS.B, 11.83%, 11/12/24 ... 620 616
L2032627.UP.FTS.B, 14.45%, 11/12/24 ... 395 399
L2031497.UP.FTS.B, 23.3%, 11/12/24 .... 457 462
L2102014.UP.FTS.B, 8.1%, 11/23/24 ..... 726 728
L2102773.UP.FTS.B, 10.25%, 11/23/24 ... 263 263
L2102080.UP.FTS.B, 12.09%, 11/23/24 ... 575 573
L2102263.UP.FTS.B, 17.21%, 11/23/24 ... 472 480
L2099426.UP.FTS.B, 18.86%, 11/23/24 ... 608 610
L2103709.UP.FTS.B, 20.75%, 11/23/24 ... 539 548
L2102185.UP.FTS.B, 21.19%, 11/23/24 ... 1,847 1,877
L2103127.UP.FTS.B, 21.34%, 11/23/24 ... 2,195 2,228
FW2103254.UP.FTS.B, 28.98%, 11/23/24 . 851 867
L2249821.UP.FTS.B, 9.1%, 12/14/24 .... 246 237
L2249474.UP.FTS.B, 9.8%, 12/14/24 .... 538 538
L2249818.UP.FTS.B, 9.92%, 12/14/24 .... 567 565
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2248588.UP.FTS.B, 10.67%, 12/14/24 ... $ 2,715 $ 2,711
L2249713.UP.FTS.B, 11.85%, 12/14/24 ... 893 894
L2249391.UP.FTS.B, 12.58%, 12/14/24 ... 441 441
L2251228.UP.FTS.B, 12.94%, 12/14/24 ... 341 342
L2251099.UP.FTS.B, 15.99%, 12/14/24 ... 312 314
L2249946.UP.FTS.B, 17.98%, 12/14/24 ... 953 964
L2250240.UP.FTS.B, 20.48%, 12/14/24 ... 232 235
L2250459.UP.FTS.B, 21.22%, 12/14/24 ... 1,085 1,098
L2251174.UP.FTS.B, 21.98%, 12/14/24 ... 375 375
FW2250657.UP.FTS.B, 22.04%, 12/14/24 . 249 251
FW2251405.UP.FTS.B, 24.46%, 12/14/24 . 510 516
FW2250179.UP.FTS.B, 25.41%, 12/14/24 . 844 853
FW2250656.UP.FTS.B, 26.59%, 12/14/24 . 342 334
FW2250011.UP.FTS.B, 27.44%, 12/14/24 . 867 873
FW2248284.UP.FTS.B, 29.12%, 12/14/24 . 788 762
L2251006.UP.FTS.B, 6.59%, 12/15/24 .... 525 523
L2253130.UP.FTS.B, 10.71%, 12/15/24 ... 1,313 1,313
L2253233.UP.FTS.B, 17.76%, 12/15/24 ... 1,313 1,325
L2251602.UP.FTS.B, 18.36%, 12/15/24 ... 840 847
L2252717.UP.FTS.B, 19.17%, 12/15/24 ... 1,206 1,220
L2252886.UP.FTS.B, 20.6%, 12/15/24 .... 319 322
L2249377.UP.FTS.B, 20.67%, 12/15/24 ... 2,327 736
L2240893.UP.FTS.B, 21.21%, 12/15/24 ... 6,163 6,235
FW2252326.UP.FTS.B, 21.53%, 12/15/24 . 1,974 1,997
FW2249426.UP.FTS.B, 22.47%, 12/15/24 . 1,770 1,728
L2253201.UP.FTS.B, 23.48%, 12/15/24 ... 757 767
L2248952.UP.FTS.B, 12.98%, 12/21/24 ... 1,585 1,589
L2491823.UP.FTS.B, 6.34%, 1/24/25 .... 1,340 1,330
L2499253.UP.FTS.B, 7.19%, 1/24/25 .... 11,403 11,316
L2499551.UP.FTS.B, 8.93%, 1/24/25 .... 2,753 2,747
L2498779.UP.FTS.B, 11.48%, 1/24/25 .... 283 282
L2497791.UP.FTS.B, 11.97%, 1/24/25 .... 1,137 1,136
L2499082.UP.FTS.B, 12.89%, 1/24/25 .... 4,015 4,010
L2499336.UP.FTS.B, 15.49%, 1/24/25 .... 442 445
L2497587.UP.FTS.B, 16.78%, 1/24/25 .... 454 453
L2499854.UP.FTS.B, 22.79%, 1/24/25 .... 2,211 2,223
FW2497753.UP.FTS.B, 26.22%, 1/24/25 .. 3,067 –
FW2499886.UP.FTS.B, 26.23%, 1/24/25 .. 2,346 2,330
FW2498195.UP.FTS.B, 26.98%, 1/24/25 .. 2,507 2,505
FW2496668.UP.FTS.B, 5.04%, 1/25/25 ... 5,073 5,033
L2501009.UP.FTS.B, 5.3%, 1/25/25 ..... 2,649 2,631
L2501544.UP.FTS.B, 6.11%, 1/25/25 ..... 935 929
L2477274.UP.FTS.B, 6.54%, 1/25/25 .... 1,439 1,428
L2502696.UP.FTS.B, 7.45%, 1/25/25 .... 1,182 1,178
FW2502837.UP.FTS.B, 8.49%, 1/25/25 ... 274 274
L2502709.UP.FTS.B, 10.64%, 1/25/25 .... 4,099 4,084
FW2502461.UP.FTS.B, 10.75%, 1/25/25 .. 478 475
L2503015.UP.FTS.B, 11.17%, 1/25/25 .... 250 249
FW2503195.UP.FTS.B, 11.21%, 1/25/25 .. 3,808 3,804
FW2503345.UP.FTS.B, 13.6%, 1/25/25 ... 959 605
FW2503482.UP.FTS.B, 16.69%, 1/25/25 .. 286 286
FW2501793.UP.FTS.B, 17.35%, 1/25/25 .. 137 100
L2501394.UP.FTS.B, 21.45%, 1/25/25 .... 2,599 2,583
FW2502139.UP.FTS.B, 27.5%, 1/25/25 ... 1,979 1,986
FW2503051.UP.FTS.B, 29.1%, 1/25/25 ... 274 273
L1729059.UP.FTS.B, 7.36%, 2/17/25 .... 363 361
L1730069.UP.FTS.B, 14.07%, 2/17/25 .... 5,824 5,878
FW2031299.UP.FTS.B, 21.82%, 4/12/25 .. 2,761 2,783

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2032694.UP.FTS.B, 22.49%, 4/12/25 .. $ 2,571 $ 2,588
L2971722.UP.FTS.B, 8.62%, 4/19/25 .... 6,368 6,362
L2972108.UP.FTS.B, 15.03%, 4/19/25 .... 1,171 1,182
L2970836.UP.FTS.B, 15.68%, 4/19/25 .... 1,948 1,950
FW2250596.UP.FTS.B, 22.87%, 5/14/25 .. 1,454 1,461
FW2971973.UP.FTS.B, 20.05%, 9/19/25 .. 1,908 1,921
L2250196.UP.FTS.B, 14.38%, 10/15/25 ... 1,974 1,909
FW2503206.UP.FTS.B, 28.84%, 11/25/25 . 735 53
FW2972173.UP.FTS.B, 22.89%, 2/19/26 .. 4,985 1,447
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 3,675 3,661
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 26,920 26,911
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 1,693 1,702
L1729289.UP.FTS.B, 17.07%, 9/17/26 .... 1,714 1,723
L1729786.UP.FTS.B, 18.84%, 9/17/26 .... 3,492 3,520
FW1730043.UP.FTS.B, 21.14%, 9/17/26 .. 2,838 2,880
L1730077.UP.FTS.B, 21.62%, 9/17/26 .... 2,487 2,476
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 4,608 4,691
L1730120.UP.FTS.B, 23.06%, 9/17/26 .... 6,935 7,039
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 6,141 6,251
L1729392.UP.FTS.B, 25.28%, 9/17/26 .... 617 628
FW1729302.UP.FTS.B, 28.5%, 9/17/26 ... 1,046 74
FW1730388.UP.FTS.B, 28.64%, 9/17/26 .. 9,819 9,997
FW1729744.UP.FTS.B, 29.63%, 9/17/26 .. 5,788 5,893
FW1729641.UP.FTS.B, 30.22%, 9/17/26 .. 3,102 3,159
FW1728143.UP.FTS.B, 30.44%, 9/17/26 .. 3,395 3,455
FW1730150.UP.FTS.B, 30.64%, 9/17/26 .. 663 669
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 1,557 1,584
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 1,760 1,787
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 7,265 7,218
L1902780.UP.FTS.B, 7.49%, 10/22/26 .... 1,114 1,105
L1902219.UP.FTS.B, 10.65%, 10/22/26 ... 5,493 5,493
L1901059.UP.FTS.B, 11.8%, 10/22/26 .... 2,209 2,209
FW1902782.UP.FTS.B, 14.11%, 10/22/26 . 11,354 11,355
L1902333.UP.FTS.B, 15.82%, 10/22/26 ... 15,480 764
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 7,344 7,386
FW1901195.UP.FTS.B, 18.66%, 10/22/26 . 1,374 1,386
L1901212.UP.FTS.B, 19.55%, 10/22/26 ... 3,735 3,756
L1902855.UP.FTS.B, 19.55%, 10/22/26 ... 1,808 1,824
L1901936.UP.FTS.B, 21.29%, 10/22/26 ... 6,741 6,869
L1901067.UP.FTS.B, 23.17%, 10/22/26 ... 9,355 9,532
L1901771.UP.FTS.B, 24.44%, 10/22/26 ... 2,567 2,577
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 7,620 7,765
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 1,525 1,554
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 30,837 31,367
L1902657.UP.FTS.B, 25.42%, 10/22/26 ... 1,277 1,296
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 2,999 3,056
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . 2,689 2,740
FW1886406.UP.FTS.B, 27.97%, 10/22/26 . 9,158 1,472
FW1902391.UP.FTS.B, 31.19%, 10/22/26 . 2,385 2,430
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 2,539 2,588
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 735 749
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 5,364 5,467
FW1902299.UP.FTS.B, 31.27%, 10/27/26 . 5,516 5,554
L1902840.UP.FTS.B, 22.56%, 11/01/26 ... 8,371 8,448
L1901748.UP.FTS.B, 12.93%, 11/05/26 ... 5,229 5,232
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 3,925 3,907
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 4,573 4,565
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 4,226 4,217
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032561.UP.FTS.B, 12.57%, 11/12/26 ... $ 8,665 $ 8,641
FW2032979.UP.FTS.B, 12.77%, 11/12/26 . 4,627 4,619
L2032884.UP.FTS.B, 12.78%, 11/12/26 ... 4,628 4,619
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 2,027 2,024
L2032885.UP.FTS.B, 12.92%, 11/12/26 ... 2,765 2,758
FW2032278.UP.FTS.B, 13.85%, 11/12/26 . 2,855 2,849
L2032791.UP.FTS.B, 14.03%, 11/12/26 ... 1,719 1,715
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 14,248 14,220
L2031580.UP.FTS.B, 14.88%, 11/12/26 ... 843 839
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 5,912 5,902
FW2032722.UP.FTS.B, 14.98%, 11/12/26 . 4,539 4,529
L2032268.UP.FTS.B, 15.84%, 11/12/26 ... 11,882 11,888
L2033071.UP.FTS.B, 15.91%, 11/12/26 ... 2,328 606
FW2031845.UP.FTS.B, 15.93%, 11/12/26 . 9,416 8,971
FW2032502.UP.FTS.B, 16.77%, 11/12/26 . 4,825 4,812
L2033005.UP.FTS.B, 16.99%, 11/12/26 ... 2,483 2,364
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 3,868 3,878
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 9,357 9,372
L2030768.UP.FTS.B, 17.71%, 11/12/26 ... 3,038 3,046
L2032284.UP.FTS.B, 17.94%, 11/12/26 ... 3,053 3,061
L2032006.UP.FTS.B, 17.99%, 11/12/26 ... 3,683 3,688
FW2031117.UP.FTS.B, 18.34%, 11/12/26 . 6,113 6,142
L2032837.UP.FTS.B, 18.39%, 11/12/26 ... 280 149
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 7,390 7,410
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 2,473 2,485
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 15,527 15,490
L2031425.UP.FTS.B, 19.77%, 11/12/26 ... 3,851 3,867
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 3,734 3,751
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 937 941
FW2033134.UP.FTS.B, 22.19%, 11/12/26 . 5,171 1,479
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 6,442 6,536
FW2033202.UP.FTS.B, 25.01%, 11/12/26 . 10,206 10,343
L2032689.UP.FTS.B, 25.21%, 11/12/26 ... 4,133 617
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 6,019 6,099
L2032525.UP.FTS.B, 25.33%, 11/12/26 ... 653 655
L2031145.UP.FTS.B, 25.44%, 11/12/26 ... 3,063 3,077
L2031934.UP.FTS.B, 25.51%, 11/12/26 ... 1,956 1,984
FW2031600.UP.FTS.B, 26.6%, 11/12/26 .. 3,157 3,197
L2032677.UP.FTS.B, 26.71%, 11/12/26 ... 5,268 5,344
FW2003411.UP.FTS.B, 27.5%, 11/12/26 .. 5,111 4,934
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 924 937
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 16,733 16,947
FW2032799.UP.FTS.B, 29.91%, 11/12/26 . 1,621 1,645
FW2030797.UP.FTS.B, 30%, 11/12/26 ... 15,492 15,288
FW2033213.UP.FTS.B, 30.17%, 11/12/26 . 1,123 78
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 1,224 1,242
FW2031985.UP.FTS.B, 31%, 11/12/26 ... 661 657
FW2031873.UP.FTS.B, 31.05%, 11/12/26 . 697 675
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 818 830
FW2031596.UP.FTS.B, 31.1%, 11/12/26 .. 3,735 3,784
FW2032994.UP.FTS.B, 31.15%, 11/12/26 . 2,633 208
FW2031715.UP.FTS.B, 31.33%, 11/12/26 . 3,278 3,326
L2031623.UP.FTS.B, 9.89%, 11/16/26 .... 19,288 19,192
FW2101958.UP.FTS.B, 6.23%, 11/23/26 .. 21,656 21,524
L2101736.UP.FTS.B, 8.06%, 11/23/26 .... 527 525
L2103598.UP.FTS.B, 8.71%, 11/23/26 .... 9,127 9,097
L2102006.UP.FTS.B, 8.84%, 11/23/26 .... 28,559 28,467
L2102059.UP.FTS.B, 12.22%, 11/23/26 ... 12,191 12,191

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... $ 19,839 $ 19,847
L2103822.UP.FTS.B, 12.78%, 11/23/26 ... 2,975 2,976
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 2,094 2,095
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 2,206 2,204
L2095249.UP.FTS.B, 14.31%, 11/23/26 ... 9,664 9,669
L2068146.UP.FTS.B, 16.06%, 11/23/26 ... 4,520 4,515
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 2,467 2,482
L2103150.UP.FTS.B, 16.57%, 11/23/26 ... 3,674 3,676
FW2101751.UP.FTS.B, 16.63%, 11/23/26 . 12,227 12,299
L2099233.UP.FTS.B, 17. 83%, 11/23/26 ... 9,668 9,718
L2050778.UP.FTS.B, 18.01%, 11/23/26 ... 5,630 5,663
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 3,564 3,551
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 12,779 13,029
L2102313.UP.FTS.B, 20.5%, 11/23/26 .... 925 941
L2102703.UP.FTS.B, 20.89%, 11/23/26 ... 3,210 3,272
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 3,764 3,832
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 4,668 4,695
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 2,656 2,708
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 2,662 2,685
L2101935.UP.FTS.B, 25.31%, 11/23/26 ... 866 883
L2103945.UP.FTS.B, 25.34%, 11/23/26 ... 1,749 1,775
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 2,018 2,030
L2103491.UP.FTS.B, 25.4%, 11/23/26 .... 535 537
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 4,017 4,096
L2052565.UP.FTS.B, 26.09%, 11/23/26 ... 11,885 837
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 2,382 2,395
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 2,575 2,619
FW2103532.UP.FTS.B, 28.75%, 11/23/26 . 6,848 6,981
FW2102371.UP.FTS.B, 30.85%, 11/23/26 . 4,321 4,359
FW2103786.UP.FTS.B, 31.2%, 11/23/26 .. 1,100 1,115
FW2103069.UP.FTS.B, 31.22%, 11/23/26 . 1,535 1,564
FW2032877.UP.FTS.B, 27.2%, 11/27/26 .. 3,174 3,213
FW2102410.UP.FTS.B, 22.44%, 12/07/26 . 3,302 3,321
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 6,286 6,256
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 2,960 2,793
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 4,591 4,569
L2250829.UP.FTS.B, 9.77%, 12/14/26 .... 518 495
L2247842.UP.FTS.B, 9.8%, 12/14/26 .... 4,412 4,162
L2251213.UP.FTS.B, 9.85%, 12/14/26 .... 7,703 495
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 11,027 11,002
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 6,251 1,641
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 1,753 1,749
L2251043.UP.FTS.B, 12.11%, 12/14/26 ... 18,909 18,867
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 4,098 4,088
L2251230.UP.FTS.B, 12.48%, 12/14/26 ... 1,054 1,050
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 2,389 2,384
L2250820.UP.FTS.B, 13.59%, 12/14/26 ... 1,919 1,915
FW2250025.UP.FTS.B, 13.65%, 12/14/26 . 4,900 694
L2251167.UP.FTS.B, 14.16%, 12/14/26 ... 5,666 281
L2250559.UP.FTS.B, 14.84%, 12/14/26 ... 4,580 4,566
L2251440.UP.FTS.B, 16.23%, 12/14/26 ... 830 830
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 7,316 7,326
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 3,934 3,924
L2249002.UP.FTS.B, 18.13%, 12/14/26 ... 2,192 2,200
L2250560.UP.FTS.B, 18.18%, 12/14/26 ... 7,180 521
FW2249113.UP.FTS.B, 18.58%, 12/14/26 . 15,724 15,781
L2251037.UP.FTS.B, 19.7%, 12/14/26 .... 1,169 1,114
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 1,250 1,250
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... $ 6,799 $ 6,627
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 5,193 5,264
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 7,697 7,708
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 3,148 3,188
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 5,149 5,219
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 3,850 3,856
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 6,477 6,501
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 2,268 2,299
L2249898.UP.FTS.B, 22.33%, 12/14/26 ... 14,240 14,263
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 10,392 10,525
L2249183.UP.FTS.B, 22.87%, 12/14/26 ... 2,287 2,318
FW2251497.UP.FTS.B, 23.11%, 12/14/26 . 3,472 3,463
L2250010.UP.FTS.B, 23.56%, 12/14/26 ... 3,286 3,331
FW2248932.UP.FTS.B, 23.62%, 12/14/26 . 1,366 1,318
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 2,631 2,667
L2250948.UP.FTS.B, 23.7%, 12/14/26 .... 30,303 29,268
L2248306.UP.FTS.B, 23.97%, 12/14/26 ... 16,491 16,715
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 5,759 5,779
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 2,413 2,330
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 2,793 2,830
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 3,182 3,069
L2250779.UP.FTS.B, 25.12%, 12/14/26 ... 1,094 1,102
L2248450.UP.FTS.B, 25.14%, 12/14/26 ... 4,093 3,894
L2248417.UP.FTS.B, 25.23%, 12/14/26 ... 1,532 443
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 800 811
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 2,833 2,831
L2251395.UP.FTS.B, 25.45%, 12/14/26 ... 1,469 1,489
L2251149.UP.FTS.B, 25.46%, 12/14/26 ... 1,949 139
L2250992.UP.FTS.B, 25.92%, 12/14/26 ... 6,714 6,791
FW2248550.UP.FTS.B, 26.2%, 12/14/26 .. 2,875 2,907
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 6,211 1,814
FW2249342.UP.FTS.B, 27.92%, 12/14/26 . 3,482 3,505
FW2251120.UP.FTS.B, 28.37%, 12/14/26 . 8,883 9,003
FW2249976.UP.FTS.B, 28.77%, 12/14/26 . 1,185 1,193
FW2249951.UP.FTS.B, 30.44%, 12/14/26 . 1,360 1,377
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 1,374 1,325
FW2250251.UP.FTS.B, 30.69%, 12/14/26 . 4,335 1,284
FW2249049.UP.FTS.B, 30.95%, 12/14/26 . 4,465 4,310
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 793 765
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 2,310 2,336
FW2248893.UP.FTS.B, 31.17%, 12/14/26 . 1,256 1,273
FW2249653.UP.FTS.B, 31.19%, 12/14/26 . 2,653 2,689
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 3,238 3,276
L2251963.UP.FTS.B, 7.31%, 12/15/26 .... 6,992 6,960
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 27,734 27,603
L2252339.UP.FTS.B, 8.65%, 12/15/26 .... 14,250 14,185
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 11,979 11,925
L2252298.UP.FTS.B, 8.83%, 12/15/26 .... 1,472 1,463
L2252476.UP.FTS.B, 9.18%, 12/15/26 .... 5,734 5,705
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 7,550 7,535
L2253738.UP.FTS.B, 11.28%, 12/15/26 ... 17,580 17,548
L2247794.UP.FTS.B, 12.65%, 12/15/26 ... 2,674 2,669
L2253650.UP.FTS.B, 13.61%, 12/15/26 ... 3,899 3,893
L2253384.UP.FTS.B, 13.79%, 12/15/26 ... 7,212 7,200
L2252920.UP.FTS.B, 14.66%, 12/15/26 ... 1,914 498
L2252931.UP.FTS.B, 15.49%, 12/15/26 ... 2,060 2,063
FW2249675.UP.FTS.B, 16.01%, 12/15/26 . 10,479 757
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 3,913 3,922

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2252199.UP.FTS.B, 17.21%, 12/15/26 ... $ 5,838 $ 5,829
L2253164.UP.FTS.B, 17.76%, 12/15/26 ... 3,225 3,225
FW2252613.UP.FTS.B, 17.78%, 12/15/26 . 422 418
FW2253547.UP.FTS.B, 18.3%, 12/15/26 .. 1,910 91
L2252566.UP.FTS.B, 19.55%, 12/15/26 ... 3,766 3,760
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 9,537 9,581
L2252438.UP.FTS.B, 19.81%, 12/15/26 ... 2,849 176
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 1,919 1,927
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 1,607 1,611
L2253118.UP.FTS.B, 21.32%, 12/15/26 ... 12,892 13,081
L2251670.UP.FTS.B, 22.36%, 12/15/26 ... 3,253 3,301
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 1,955 1,984
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 1,999 2,024
L2252209.UP.FTS.B, 25.21%, 12/15/26 ... 887 895
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 801 813
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. 4,887 4,722
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 3,943 3,995
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 3,150 3,196
FW2253234.UP.FTS.B, 28.94%, 12/15/26 . 7,412 7,513
FW2252233.UP.FTS.B, 30.05%, 12/15/26 . 1,731 1,756
FW2247630.UP.FTS.B, 30.42%, 12/15/26 . 2,384 166
FW2252687.UP.FTS.B, 30.62%, 12/15/26 . 10,423 10,577
FW2251570.UP.FTS.B, 31.17%, 12/15/26 . 8,389 8,495
FW2253186.UP.FTS.B, 31.17%, 12/15/26 . 1,584 –
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 1,326 1,346
FW2251389.UP.FTS.B, 31.46%, 12/15/26 . 13,083 13,247
L2251912.UP.FTS.B, 13.91%, 12/19/26 ... 2,109 2,106
L2252296.UP.FTS.B, 8.02%, 12/26/26 .... 8,756 8,713
FW2249158.UP.FTS.B, 11.8%, 12/28/26 .. 9,121 9,085
L2249483.UP.FTS.B, 20.19%, 12/28/26 ... 6,575 6,588
L2253562.UP.FTS.B, 23.61%, 12/28/26 ... 3,418 3,458
FW2250801.UP.FTS.B, 31.11%, 12/28/26 . 1,939 1,957
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 29,143 28,915
L2499766.UP.FTS.B, 6.26%, 1/24/27 .... 3,529 3,501
L2498743.UP.FTS.B, 7.47%, 1/24/27 .... 6,550 6,504
L2492277.UP.FTS.B, 7.6%, 1/24/27 ..... 4,055 4,026
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 7,167 7,112
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 20,936 20,787
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 7,906 7,851
L2499730.UP.FTS.B, 10.93%, 1/24/27 .... 6,606 883
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 618 615
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 3,911 3,886
L2498623.UP.FTS.B, 12.18%, 1/24/27 .... 1,371 1,363
FW2497574.UP.FTS.B, 12.62%, 1/24/27 .. 21,222 21,071
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 4,385 4,358
L2500282.UP.FTS.B, 13.29%, 1/24/27 .... 6,321 6,275
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 3,823 3,795
FW2499948.UP.FTS.B, 14.6%, 1/24/27 ... 4,461 4,433
L2500513.UP.FTS.B, 14.9%, 1/24/27 .... 12,783 12,703
L2499400.UP.FTS.B, 15.39%, 1/24/27 .... 9,660 1,329
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 3,887 3,868
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 3,566 3,548
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 4,603 4,581
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 4,950 4,925
L2497796.UP.FTS.B, 18.8%, 1/24/27 .... 4,782 2,732
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 2,056 2,046
L2498546.UP.FTS.B, 19.91%, 1/24/27 .... 4,428 4,398
L2497528.UP.FTS.B, 19.93%, 1/24/27 .... 3,337 3,321
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... $ 4,011 $ 3,991
FW2499205.UP.FTS.B, 20.72%, 1/24/27 .. 4,055 4,064
L2499153.UP.FTS.B, 21.13%, 1/24/27 .... 786 781
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 3,375 3,389
FW2494038.UP.FTS.B, 22.37%, 1/24/27 .. 2,723 2,709
FW2497553.UP.FTS.B, 23.05%, 1/ 24/27 .. 11,858 11,900
L2500427.UP.FTS.B, 23.85%, 1/24/27 .... 7,011 6,965
L2500224.UP.FTS.B, 25.04%, 1/24/27 .... 4,051 4,060
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 1,113 1,107
FW2497649.UP.FTS.B, 25.29%, 1/24/27 .. 27,848 27,957
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 3,623 3,637
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 906 909
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 2,747 2,753
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... 1,185 1,190
L2497190.UP.FTS.B, 26.04%, 1/24/27 .... 2,031 2,021
L2500357.UP.FTS.B, 26.3%, 1/24/27 .... 6,524 6,549
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 7,039 7,066
FW2499103.UP.FTS.B, 27.5%, 1/24/27 ... 2,392 171
L2497724.UP.FTS.B, 27.87%, 1/24/27 .... 3,692 3,672
FW2497801.UP.FTS.B, 28.11%, 1/24/27 .. 5,277 1,474
FW2499989.UP.FTS.B, 28.3%, 1/24/27 ... 6,133 6,143
FW2497725.UP.FTS.B, 28.51%, 1/24/27 .. 940 67
FW2499482.UP.FTS.B, 28.65%, 1/24/27 .. 11,699 11,742
FW2498534.UP.FTS.B, 28.67%, 1/24/27 .. 1,295 1,298
FW2499784.UP.FTS.B, 29.61%, 1/24/27 .. 4,958 349
FW2498768.UP.FTS.B, 30.06%, 1/24/27 .. 1,082 1,084
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 2,027 2,034
FW2498894.UP.FTS.B, 31.13%, 1/24/27 .. 2,613 2,622
FW2498422.UP.FTS.B, 31.2%, 1/24/27 ... 727 730
FW2497608.UP.FTS.B, 31.43%, 1/24/27 .. 1,231 1,236
FW2497327.UP.FTS.B, 33.75%, 1/24/27 .. 1,404 1,409
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 7,589 7,529
L2502859.UP.FTS.B, 5.46%, 1/25/27 .... 33,600 2,474
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 5,020 4,981
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 11,950 11,858
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 3,599 3,574
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 24,155 23,973
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 18,737 18,601
L2502174.UP.FTS.B, 9.86%, 1/25/27 .... 9,749 9,681
FW2498378.UP.FTS.B, 11.81%, 1/25/27 .. 18,636 18,522
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 7,784 7,736
L2500626.UP.FTS.B, 12.15%, 1/25/27 .... 2,785 2,762
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 1,254 1,246
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 24,258 24,099
L2502535.UP.FTS.B, 13.13%, 1/25/27 .... 29,995 29,788
L2502247.UP.FTS.B, 13.43%, 1/25/27 .... 2,522 2,507
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 3,168 3,149
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 4,704 4,675
L2500633.UP.FTS.B, 14.62%, 1/25/27 .... 2,821 2,802
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 2,557 2,541
L2501591.UP.FTS.B, 16.26%, 1/25/27 .... 11,079 6,180
FW2500763.UP.FTS.B, 16.29%, 1/25/27 .. 2,782 2,769
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 1,953 1,943
L2500943.UP.FTS.B, 17.28%, 1/25/27 .... 5,145 5,116
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 3,277 3,261
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 1,310 1,304
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 984 979
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 4,583 4,561

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2495525.UP.FTS.B, 19.03%, 1/25/27 .... $ 4,833 $ 2,770
L2502391.UP.FTS.B, 19.43%, 1/25/27 .... 10,606 1,440
L2500727.UP.FTS.B, 19.88%, 1/25/27 .... 5,411 5,375
FW2501295.UP.FTS.B, 20.14%, 1/25/27 .. 669 666
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 4,388 4,394
L2500557.UP.FTS.B, 21.25%, 1/25/27 .... 2,880 207
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 3,831 3,838
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 6,624 6,594
L2501728.UP.FTS.B, 21.52%, 1/25/27 .... 3,392 3,369
L2500163.UP.FTS.B, 21.71%, 1/25/27 .... 10,975 1,510
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 6,809 6,825
L2500977.UP.FTS.B, 22.64%, 1/25/27 .... 4,774 4,795
L2502763.UP.FTS.B, 23.93%, 1/25/27 .... 2,779 2,785
FW2503468.UP.FTS.B, 24.6%, 1/25/27 ... 2,287 2,294
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 2,111 2,117
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 4,774 4,791
L2502753.UP.FTS.B, 25.33%, 1/25/27 .... 2,741 197
L2500577.UP.FTS.B, 25.4%, 1/25/27 .... 1,120 156
L2503342.UP.FTS.B, 25.48%, 1/25/27 .... 4,574 2,669
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 938 940
L2501610.UP.FTS.B, 25.67%, 1/25/27 .... 2,485 177
L2502912.UP.FTS.B, 25.69%, 1/25/27 .... 15,574 505
L2502995.UP.FTS.B, 25.82%, 1/25/27 .... 2,140 2,141
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 3,868 3,875
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 3,515 3,530
FW2501053.UP.FTS.B, 27.35%, 1/25/27 .. 5,735 5,746
FW2474863.UP.FTS.B, 27.63%, 1/25/27 .. 2,241 2,246
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 3,472 3,486
FW2503169.UP.FTS.B, 27.77%, 1/25/27 .. 710 713
FW2501180.UP.FTS.B, 28.56%, 1/25/27 .. 2,140 2,149
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 1,370 1,373
FW2502849.UP.FTS.B, 29.19%, 1/25/27 .. 833 828
FW2501203.UP.FTS.B, 30.73%, 1/25/27 .. 1,013 1,017
FW2503502.UP.FTS.B, 31.01%, 1/25/27 .. 1,800 1,804
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 1,309 1,311
FW2502879.UP.FTS.B, 31.04%, 1/25/27 .. 21,352 21,409
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 701 702
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 3,698 3,704
L2500341.UP.FTS.B, 18.83%, 1/28/27 .... 1,657 1,646
L2503404.UP.FTS.B, 16.88%, 2/01/27 .... 5,831 5,794
FW2500954.UP.FTS.B, 23.81%, 2/07/27 .. 5,551 5,577
L2500786.UP.FTS.B, 26.35%, 2/09/27 .... 1,951 1,940
FW1729970.UP.FTS.B, 18.27%, 2/17/27 .. 16,848 16,886
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 17,088 17,337
FW1729684.UP.FTS.B, 29.1%, 2/17/27 ... 9,023 9,145
L1902477.UP.FTS.B, 13.65%, 3/22/27 .... 6,361 6,303
L1901660.UP.FTS.B, 25.23%, 3/22/27 .... 1,396 1,407
FW1901509.UP.FTS.B, 31.16%, 3/22/27 .. 6,469 1,042
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 32,422 8,300
L2030962.UP.FTS.B, 13.54%, 4/12/27 .... 5,520 5,498
L2031106.UP.FTS.B, 17.27%, 4/12/27 .... 1,279 1,265
L2030776.UP.FTS.B, 18.15%, 4/12/27 .... 4,001 3,784
FW2032194.UP.FTS.B, 19.49%, 4/12/27 .. 5,847 423
L2032266.UP.FTS.B, 21.24%, 4/12/27 .... 3,515 3,544
L2032168.UP.FTS.B, 21.6%, 4/12/27 .... 8,674 2,392
FW2032681.UP.FTS.B, 22.41%, 4/12/27 .. 1,802 1,799
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 6,853 6,587
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 31,019 30,806
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2971979.UP.FTS.B, 6.84%, 4/19/27 .... $ 16,732 $ 16,618
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 15,689 15,582
L2972081.UP.FTS.B, 7.8%, 4/19/27 ..... 3,297 3,275
FW2972190.UP.FTS.B, 7.92%, 4/19/27 ... 29,835 29,634
L2971728.UP.FTS.B, 11.46%, 4/19/27 .... 6,968 6,937
L2971948.UP.FTS.B, 12.78%, 4/19/27 .... 5,152 1,334
L2971527.UP.FTS.B, 13.17%, 4/19/27 .... 6,940 6,909
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 11,340 11,290
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 5,288 5,269
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 1,471 1,469
L2971854.UP.FTS.B, 16.46%, 4/19/27 .... 2,079 2,077
FW2968818.UP.FTS.B, 17.01%, 4/19/27 .. 11,124 11,098
FW2971812.UP.FTS.B, 18.16%, 4/19/27 .. 17,096 16,971
L2972316.UP.FTS.B, 18.63%, 4/19/27 .... 34,409 34,384
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 4,601 4,591
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 3,862 3,904
FW2971982.UP.FTS.B, 21.48%, 4/19/27 .. 1,201 1,198
L2970145.UP.FTS.B, 22.58%, 4/19/27 .... 6,498 1,848
FW2971643.UP.FTS.B, 24.95%, 4/19/27 .. 15,453 15,615
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 1,052 1,062
L2030886.UP.FTS.B, 25.5%, 4/19/27 .... 15,436 15,617
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 2,854 2,878
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 732 731
FW2972102.UP.FTS.B, 26.72%, 4/19/27 .. 2,388 2,412
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 4,418 4,456
FW2972030.UP.FTS.B, 28.07%, 4/19/27 .. 3,700 3,732
L2102253.UP.FTS.B, 20.85%, 4/23/27 .... 5,407 5,415
L2100737.UP.FTS.B, 22.28%, 4/23/27 .... 14,393 14,492
FW2101765.UP.FTS.B, 29.07%, 4/23/27 .. 3,105 3,125
FW2103415.UP.FTS.B, 31.09%, 4/23/27 .. 10,820 758
L2250389.UP.FTS.B, 13.11%, 5/14/27 .... 13,911 13,833
L2247268.UP.FTS.B, 14.22%, 5/14/27 .... 32,488 32,345
FW2248341.UP.FTS.B, 18.43%, 5/14/27 .. 19,096 18,135
L2248252.UP.FTS.B, 18.48%, 5/14/27 .... 2,079 2,072
FW2249414.UP.FTS.B, 19.5%, 5/14/27 ... 5,144 5,139
FW2250365.UP.FTS.B, 20.49%, 5/14/27 .. 21,272 21,193
L2248430.UP.FTS.B, 21.51%, 5/14/27 .... 1,126 1,122
L2249288.UP.FTS.B, 21.82%, 5/14/27 .... 3,825 575
FW2248500.UP.FTS.B, 23.6%, 5/14/27 ... 2,202 2,218
L2250245.UP.FTS.B, 24.75%, 5/14/27 .... 1,375 1,382
L2251286.UP.FTS.B, 25.89%, 5/14/27 .... 1,630 1,641
FW2249682.UP.FTS.B, 30.35%, 5/14/27 .. 1,286 1,294
L2252226.UP.FTS.B, 14.86%, 5/15/27 .... 40,219 5,631
L2252234.UP.FTS.B, 21.66%, 5/15/27 .... 3,305 935
FW2253145.UP.FTS.B, 24.76%, 5/15/27 .. 11,676 838
FW2251714.UP.FTS.B, 28.54%, 5/15/27 .. 4,763 1,399
FW2252591.UP.FTS.B, 31.67%, 5/15/27 .. 6,688 6,777
L2250436.UP.FTS.B, 22.79%, 5/27/27 .... 15,183 15,330
L2497417.UP.FTS.B, 12.27%, 6/24/27 .... 18,541 409
L2497350.UP.FTS.B, 13.11%, 6/24/27 .... 6,911 6,837
FW2497520.UP.FTS.B, 17.89%, 6/24/27 .. 4,738 4,685
FW2498266.UP.FTS.B, 27.06%, 6/24/27 .. 3,347 3,316
FW2463420.UP.FTS.B, 28.55%, 6/24/27 .. 785 457
FW2497583.UP.FTS.B, 31.24%, 6/24/27 .. 6,462 459
L2472114.UP.FTS.B, 7.63%, 6/25/27 ..... 12,838 12,723
L2501796.UP.FTS.B, 9.36%, 6/25/27 .... 9,957 9,857
L2503121.UP.FTS.B, 17.35%, 6/25/27 .... 9,133 1,246
L2500638.UP.FTS.B, 25.31%, 6/25/27 .... 761 761

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2501208.UP.FTS.B, 25.83%, 6/25/27 .. $ 15,499 $ 1,103
FW2503491.UP.FTS.B, 26.41%, 6/2 5/27 .. 1,719 235
FW2502647.UP.FTS.B, 31.05%, 6/25/27 .. 6,672 6,650
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 4,892 4,967
L1900981.UP.FTS.B, 20.57%, 8/22/27 .... 2,380 1,385
L2032742.UP.FTS.B, 22.42%, 9/12/27 .... 1,807 128
FW2972075.UP.FTS.B, 9.42%, 9/19/27 ... 26,945 26,734
L2971880.UP.FTS.B, 24%, 9/19/27 ...... 25,726 25,542
L2101315.UP.FTS.B, 12.86%, 9/23/27 .... 3,031 3,018
L2249726.UP.FTS.B, 12.59%, 10/14/27 ... 6,400 465
L2250624.UP.FTS.B, 16.92%, 10/14/27 ... 4,298 4,252
FW2500185.UP.FTS.B, 30.96%, 11/24/27 . 6,704 6,688
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 29,348 29,064
FW2502838.UP.FTS.B, 16.27%, 11/25/27 . 27,586 27,361
FW2497947.UP.FTS.B, 28.25%, 11/27/27 . 30,665 –
L2499062.UP.FTS.B, 17.84%, 12/08/27 ... 1,018 1,010
L2971929.UP.FTS.B, 24.66%, 2/19/28 .... 16,457 16,388
L1901406.UP.FTS.B, 27.3%, 10/22/28 .... 4,265 4,361
2,715,659
Total Marketplace Loans (Cost $7,337,185) ......
$6,433,424

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has
designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At May 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2024 , the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin Universal Trust
757,734
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 790,481 $ —
Total Restricted Securities (Value is — % of Net Assets) .............. $790,481 $—
*
In U.S. dollars unless otherwise indicated.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.006% $7,233,846 $40,482,807 $(42,572,308) $— $— $5,144,345 5,144,345 $181,323
Total Affiliated Securities ... $7,233,846 $40,482,807 $(42,572,308) $— $— $5,144,345 $181,323
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 52,998,172 $ — $ — $ 52,998,172
Independent Power and Renewable Electricity
Producers .......................... 1,280,007 — — 1,280,007
Metals & Mining ....................... 5,903,619 — — 5,903,619
Multi-Utilities .......................... 33,319,458 — — 33,319,458
Oil, Gas & Consumable Fuels ............. 2,787,310 280,226 — 3,067,536
Pharmaceuticals ....................... — 321,840 — 321,840
Preferred Stocks ......................... 538,450 — — 538,450
Warrants ............................... 763 — — 763
Corporate Bonds :
Aerospace & Defense ................... — 904,407 — 904,407
Automobile Components ................. — 6,058,449 — 6,058,449
Automobiles .......................... — 1,050,451 — 1,050,451
Beverages ........................... — 642,488 — 642,488
Biotechnology ......................... — 890,408 — 890,408
Building Products ...................... — 5,104,028 — 5,104,028
Capital Markets ........................ — 1,374,267 — 1,374,267
Chemicals ........................... — 5,793,537 — 5,793,537
Commercial Services & Supplies ........... — 4,074,037 — 4,074,037
Communications Equipment .............. — 784,994 — 784,994
Construction & Engineering ............... — 1,043,120 — 1,043,120
Consumer Finance ..................... — 4,737,880 — 4,737,880
Consumer Staples Distribution & Retail ...... — 1,427,321 — 1,427,321
Containers & Packaging ................. — 7,032,193 — 7,032,193
Distributors ........................... — 1,230,238 — 1,230,238
Diversified Consumer Services ............ — 1,336,030 — 1,336,030
Diversified REITs ...................... — 2,140,024 — 2,140,024
Diversified Telecommunication Services ..... — 3,739,569 — 3,739,569
Electric Utilities ........................ — 1,468,169 — 1,468,169
Electrical Equipment .................... — 1,666,186 — 1,666,186
Electronic Equipment, Instruments &
Components ........................ — 755,505 — 755,505
Energy Equipment & Services ............. — 4,212,395 — 4,212,395
Entertainment ......................... — 818,435 — 818,435
Financial Services ...................... — 5,432,349 — 5,432,349
Food Products ........................ — 2,974,386 — 2,974,386

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Ground Transportation .................. $ — $ 1,525,032 $ — $ 1,525,032
Health Care Equipment & Supplies ......... — 1,308,588 — 1,308,588
Health Care Providers & Services .......... — 6,257,488 — 6,257,488
Health Care REITs ..................... — 181,780 — 181,780
Hotel & Resort REITs ................... — 1,400,663 — 1,400,663
Hotels, Restaurants & Leisure ............. — 9,698,195 —
a
9,698,195
Household Durables .................... — 4,415,036 — 4,415,036
Independent Power and Renewable Electricity
Producers .......................... — 3,353,419 — 3,353,419
Insurance ............................ — 1,769,102 — 1,769,102
IT Services ........................... — 2,885,195 — 2,885,195
Life Sciences Tools & Services ............ — 1,000,747 — 1,000,747
Machinery ............................ — 3,227,239 — 3,227,239
Media ............................... — 4,646,126 — 4,646,126
Metals & Mining ....................... — 3,038,390 — 3,038,390
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,526,259 — 1,526,259
Oil, Gas & Consumable Fuels ............. — 18,836,023 —
a
18,836,023
Paper & Forest Products ................. — 325,248 — 325,248
Passenger Airlines ..................... — 1,518,401 — 1,518,401
Personal Care Products ................. — 604,715 — 604,715
Pharmaceuticals ....................... — 2,283,560 —
a
2,283,560
Real Estate Management & Development .... — 1,349,851 — 1,349,851
Software ............................. — 2,248,526 — 2,248,526
Specialized REITs ...................... — 990,144 — 990,144
Specialty Retail ........................ — 2,871,124 — 2,871,124
Textiles, Apparel & Luxury Goods .......... — 408,728 — 408,728
Trading Companies & Distributors .......... — 2,389,012 — 2,389,012
Wireless Telecommunication Services ....... — 557,866 — 557,866
Senior Floating Rate Interests ............... — 187,745 — 187,745
Marketplace Loans ....................... — — 6,433,424 6,433,424
Asset-Backed Securities ................... — 196,515 — 196,515
Escrows and Litigation Trusts ............... — 34,125 —
a
34,125
Short Term Investments ................... 5,144,345 — — 5,144,345
Total Investments in Securities ........... $101,972,124 $148,327,774 $6,433,424 $256,733,322
a
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At  May 31, 2024 , the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2024 , are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Pharmaceuticals .... — —
c
(1,390) — — — 1,390 — —
c
—
Marketplace Loans :
Financial Services ... 11,122,540
c
18,186 (4,862,704) — — — (334,993) 490,395 6,433,424 (103,642)
Escrows and Litigation
Trusts : — —
c
(3,088) — — — 3,088 — —
c
—
Total Investments in
Securities ............ $11,122,540 $18,186 $(4,867,182) $— $— $— $(330,515) $490,395 $6,433,424 $(103,642)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services........... $6,433,424 Discounted cash flow Loss-adjusted discount rate
0.5% - 19.6%
(8.2%)
Decrease
Projected loss rate 1.5% - 86.2%
(18.0%)
Decrease
All Other Investments………. —
c
Total....................................... $6,433,424
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.